                             485BPOS
                     Post-Effective Amendment

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-94608

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 37                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4165

     Amendment No. 39                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY TARGET MATURITIES TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

               David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: May 1, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 1, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
prospectus

INVESTOR CLASS    February 1, 2002

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                   64141-6200

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through  the
Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m.
Central time. Give us a call at 1-800-345-2021.

Sincerely,

/s/Mark Killen

Mark Killen
Senior Vice President
American Century Investment Services, Inc.

     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
     Target 2030 Fund

[RIGHT MARGIN]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 7.

Fund            Primary Investments                      Principal Risks
-----------------------------------------------------------------------------------
Target 2005     Zero-coupon U.S. Treasury securities     Lowest interest rate risk
-----------------------------------------------------------------------------------
Target 2010     Zero-coupon U.S. Treasury securities     Medium interest rate risk
-----------------------------------------------------------------------------------
Target 2015     Zero-coupon U.S. Treasury securities     High interest rate risk
-----------------------------------------------------------------------------------
Target 2020     Zero-coupon U.S. Treasury securities     High interest rate risk
-----------------------------------------------------------------------------------
Target 2025     Zero-coupon U.S. Treasury securities     High interest rate risk
-----------------------------------------------------------------------------------
Target 2030     Zero-coupon U.S. Treasury securities     Highest interest rate risk

Each fund will be liquidated near the end of its target maturity year.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan

* seeking long-term financial goals that correspond to the maturity year of a particular fund

* comfortable with fluctuating share prices

* comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* seeking current income
* a short-term investor
* looking for the added security of FDIC insurance

[LEFT MARGIN]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

Shorter Term
Less Volatile

[graphic of vertical arrow]

Longer Term
More Volatile

[graphic of triangle]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full calendar year in the life of a fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown. Target 2030 is not included because it does not yet have a full calendar year of performance.

[data from bar chart]

        Target 2005   Target 2010    Target 2015    Target 2020   Target 2025
        -----------   -----------    -----------    -----------   -----------
2001         8.53%         4.28%         0.63%        -1.51%         -2.69%
2000        13.26%        22.57%        26.63%        30.67%         32.63%
1999        -5.80%       -11.79%       -14.57%       -18.35%        -20.70%
1998        12.87%        15.07%        14.60%        16.49%         21.81%
1997        11.63%        16.75%        22.92%        28.62%         30.11%
1996        -1.24%        -3.54%        -6.03%        -8.42%
1995        32.65%        42.09%        52.72%        61.34%
1994        -8.90%       -11.56%       -14.08%       -17.66%
1993        21.56%        26.28%        30.51%        35.62%
1992         9.56%         9.78%         7.77%         8.33%
1991        21.47%        21.06%        22.47%        17.36%

[right margin]

[graphic of triangle]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

                                                                               3

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                Highest                   Lowest
--------------------------------------------------------------------------------
Target 2005     12.46% (2Q 1995)         -7.30% (1Q 1994)
--------------------------------------------------------------------------------
Target 2010     15.87% (2Q 1995)         -9.97% (1Q 1996)
--------------------------------------------------------------------------------
Target 2015     18.27% (2Q 1995)         -13.82% (1Q 1996)
--------------------------------------------------------------------------------
Target 2020     21.44% (2Q 1995)         -16.61% (1Q 1996)
--------------------------------------------------------------------------------
Target 2025     18.81% (1Q 2000)         -10.19% (1Q 1997)

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return before taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return after taxes on distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return after taxes on distributions and the sale of fund shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison. Target 2030 is not included because it does not yet have a full calendar year of performance.

For the calendar year ended December 31, 2001       1 year     5 years    10 years   Life of Fund(1)
-----------------------------------------------------------------------------------------------------
Target 2005

Return Before Taxes                                 8.53%      7.85%      8.77%         12.69%

Return After Taxes on Distributions                 6.56%      5.46%      5.33%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                             5.19%      5.19%      5.33%          N/A

11/15/2005 Maturity STRIPS Issue(2)                 9.41%      8.61%      9.21%       14.14%(3)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index              4.21%      8.36%      8.51%       11.07%(3)
(reflects no deduction for fees, expenses, or taxes)
-----------------------------------------------------------------------------------------------------
Target 2010

Return Before Taxes                                 4.28%      8.66%      9.79%         13.79%

Return After Taxes on Distributions                 1.73%      6.18%      6.96%         N/A

Return After Taxes on Distributions
and Sale of Fund Shares                             2.65%      5.80%      6.69%         N/A

11/15/2010 Maturity STRIPS Issue(2)                 4.54%      9.41%     10.40%       15.13%(3)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index              4.21%      8.36%      8.51%       11.07%(3)
(reflects no deduction for fees, expenses, or taxes)

[left margin]

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-2021 or visit us at www.americancentury.com.

4

For the calendar year ended December 31, 2001              1 year     5 years     10 years    Life of Fund(1)
-------------------------------------------------------------------------------------------------------------
Target 2015

Return Before Taxes                                         0.63%       8.93%      10.28%       9.85%

Return After Taxes on Distributions                        -1.66%       6.48%       7.11%        N/A

Return After Taxes on Distributions
and Sale of Fund Shares                                     0.41%       6.08%       6.96%        N/A

11/15/2015 Maturity STRIPS Issue(2)                         0.68%       9.71%      10.93%       9.35%(4)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index                      4.21%       8.36%       8.51%       8.70%(4)
(reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------------------------------------
Target 2020

Return Before Taxes                                        -1.51%       9.50%      10.90%      10.04%

Return After Taxes on Distributions                        -6.44%       4.45%       7.06%        N/A

Return After Taxes on Distributions
and Sale of Fund Shares                                     1.32%       6.23%       7.70%        N/A

11/15/2020 Maturity STRIPS Issue(2)                        -1.80%      10.52%      11.49%      10.04%
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index                      4.21%       8.36%       8.51%       9.13%
(reflects no deduction for fees, expenses, or taxes)
-------------------------------------------------------------------------------------------------------------
Target 2025

Return Before Taxes                                        -2.69%      10.16%       N/A         8.38%

Return After Taxes on Distributions                        -5.91%       7.76%       N/A         6.10%

Return After Taxes on Distributions
and Sale of Fund Shares                                    -1.20%       7.22%       N/A         5.77%

11/15/2025 Maturity STRIPS Issue(2)                        -1.69%      10.56%       N/A         9.28%(5)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index                      4.21%       8.36%       N/A         7.87%(5)
(reflects no deduction for fees, expenses, or taxes)

(1)  The inception dates are: Target 2005 and Target 2010: March 25, 1985;
     Target 2015: September 1, 1986; Target 2020: December 29, 1989; and Target
     2025: February 15, 1996. Only funds with performance history for less than
     10 years show after-tax returns for life of fund.

(2)  Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

(3)  Since March 31, 1985, the date closest to the funds' inception for which data are available.

(4)  Since August 31, 1986, the date closest to the fund's inception for which data are available.

(5)  Since February 29, 1996, the date closest to the fund's inception for which data are available.

                                                                               5

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the Investor Class shares of other American Century funds
* to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee                               $25(1)

(1) Applies only to investors whose total investments with American Century are less than $10,000. See Account Maintenance Fee under Investing with American
    Century for more details.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management      Distribution and       Other        Total Annual Fund
               Fee(1)          Service (12b-1) Fees   Expenses(2)  Operating Expenses
--------------------------------------------------------------------------------------
Target 2005    0.59%           None                   0.00%        0.59%
--------------------------------------------------------------------------------------
Target 2010    0.59%           None                   0.00%        0.59%
--------------------------------------------------------------------------------------
Target 2015    0.59%           None                   0.00%        0.59%
--------------------------------------------------------------------------------------
Target 2020    0.59%           None                   0.00%        0.59%
--------------------------------------------------------------------------------------
Target 2025    0.59%           None                   0.00%        0.59%
--------------------------------------------------------------------------------------
Target 2030    0.59%           None                   0.00%        0.59%

(1) Based on expenses incurred by all classes of the funds during the funds'
    most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds'
    independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                1 year          3 years         5 years         10 years
-------------------------------------------------------------------------
Target 2005     $60             $189            $329            $736
-------------------------------------------------------------------------
Target 2010     $60             $189            $329            $736
-------------------------------------------------------------------------
Target 2015     $60             $189            $329            $736
-------------------------------------------------------------------------
Target 2020     $60             $189            $329            $736
-------------------------------------------------------------------------
Target 2025     $60             $189            $329            $736
-------------------------------------------------------------------------
Target 2030     $60             $189            $329            $736

[LEFT MARGIN]

[graphic of triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

6

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and  principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security, like all Treasury securities, is a debt obligation of the U.S. Treasury.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities, except that they are created by separating a
U.S. government agency bond's interest and principal payment obligations. The important characteristic is that the final maturity value of a zero-coupon U.S.
government agency security, like all U.S. government agency securities, is a debt obligation of the issuing U.S. government agency.

[RIGHT MARGIN]

WEIGHTED AVERAGE MATURITY is described in more detail under Basics of
Fixed-Income Investing.

[graphic of triangle]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

                                                                               7

HOW IS AN INVESTMENT IN THE FUNDS LIKE AN INVESTMENT IN ZERO-COUPON U.S.
TREASURY SECURITIES?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years.

Anticipated Values at Maturity
                9/30/97       9/30/98       9/30/99       9/30/2000      9/30/2001
------------------------------------------------------------------------------------
Target 2005     $100.85       $101.53       $101.28       $101.94        $101.32
------------------------------------------------------------------------------------
Target 2010     $103.40       $104.85       $105.56       $105.14        $104.90
------------------------------------------------------------------------------------
Target 2015     $110.52       $112.63       $112.62       $113.36        $113.56
------------------------------------------------------------------------------------
Target 2020     $104.84       $106.96       $107.30       $108.05        $108.24
------------------------------------------------------------------------------------
Target 2025     $110.88       $112.23       $111.81       $113.99        $116.77
------------------------------------------------------------------------------------
Target 2030     N/A           N/A           N/A           N/A            $105.87

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

* The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

* As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.

* Each fund will be liquidated near the end of its target maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of a fund's final maturity value and yield to maturity, however, is not possible.

[LEFT MARGIN]

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the  zero-coupon Treasury securities held by the fund.

[graphic of triangle]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no guarantee that the funds' AVMs will fluctuate as little in the future.

[graphic of triangle]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

8

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

* determining which debt securities help a fund meet its maturity requirements

* identifying debt securities that satisfy a fund's credit quality standards

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of        Percent of    Remaining     Weighted
                            Security Owned   Portfolio     Maturity      Maturity
-----------------------------------------------------------------------------------
Debt Security A             $100,000         25%           4 years       1 year
-----------------------------------------------------------------------------------
Debt Security B             $300,000         75%           12 years      9 years
-----------------------------------------------------------------------------------
Weighted Average Maturity                                                10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[right margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

                                                                               9

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity        Current Price     Price After 1% Increase  Change in Price
-------------------------------------------------------------------------------------
1 year                    $100.00           $99.06                    -0.94%
-------------------------------------------------------------------------------------
3 years                   $100.00           $97.38                    -2.62%
-------------------------------------------------------------------------------------
10 years                  $100.00           $93.20                    -6.80%
-------------------------------------------------------------------------------------
30 years                  $100.00           $88.69                   -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                Interest Rate Risk       Credit Risk(1)         Liquidity Risk(2)
--------------------------------------------------------------------------------
Target 2005     Lowest                   Low                    Low
--------------------------------------------------------------------------------
Target 2010     Medium                   Low                    Low
--------------------------------------------------------------------------------
Target 2015     High                     Low                    Low
--------------------------------------------------------------------------------
Target 2020     High                     Low                    Low
--------------------------------------------------------------------------------
Target 2025     High                     Low                    Low
--------------------------------------------------------------------------------
Target 2030     Highest                  Low                    Low

(1) Because the funds all invest primarily in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2) The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

[left margin]

Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[graphic of triangle]
The Statement of Additional Information provides a detailed description of these securities ratings.

10

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage
of Average Net Assets for the Most Recent Fiscal Year Ended September 30, 2001
--------------------------------------------------------------------------------
Target 2005                                                           0.59%
--------------------------------------------------------------------------------
Target 2010                                                           0.59%
--------------------------------------------------------------------------------
Target 2015                                                           0.59%
--------------------------------------------------------------------------------
Target 2020                                                           0.59%
--------------------------------------------------------------------------------
Target 2025                                                           0.59%
--------------------------------------------------------------------------------
Target 2030                                                           0.59%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

                                                                              11

The fund is managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since May 1991. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994.  Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November  1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, as been a member of the team since May 1998. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May 1997. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the
University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst. He has a
bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[left margin]

[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

12

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see Conducting
Business in Writing. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See Account Maintenance Fee in this section.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit
and Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

ONLINE
--------------------------------------------------------------------------------
www.americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*Online redemptions up to $25,000 per day.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

                                                                              13

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------

AUTOMATICALLY

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

BY WIRE
--------------------------------------------------------------------------------

[graphic of triangle]
Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the "By mail" section. Give your bank the following information to wire money.

* Our bank information
      Commerce Bank N.A.
      Routing No. 101000019
      Account No. Please call for the appropriate account number
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*For additional investments only

MAKE ADDITIONAL INVESTMENTS

Follow the wire instructions provided in the Open an account section.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St                           4917 Town Center Drive
Kansas City, Missouri                  Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday   8 a.m. to 6 p.m., Monday - Friday
                                       8 a.m. to noon, Saturday

1665 Charleston Road                   10350 Park Meadows Drive
Mountain View, California              Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday      8:30 a.m. to 5:30 p.m., Monday - Friday

14

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000(1)
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000(1)
--------------------------------------------------------------------------------
Education IRA                                               $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500(3)

(1)  Effective May 1, 2002, the minimums for traditional and Roth IRAs will be raised to $2,500.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment may be different for some types of retirement plans

ACCOUNT MAINTENANCE FEE

We charge a $12.50 semiannual account maintenance fee to investors whose total investments with American Century are less than $10,000. We will determine the amount of your total investments twice per year, generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee. Please note that you may incur a tax liability as a result of the redemption. In determining your total investment amount, we will include your investments in American Century funds held in all PERSONAL ACCOUNTS and IRAs including SEP-, SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge you the fee as long as you choose to manage your account exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[RIGHT MARGIN]

PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Education Savings Accounts (formerly Education IRAs)
and traditional, Roth and Rollover IRAs. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                              15

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

We also reserve the right to delay delivery of redemption proceeds up to seven days.

16

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[right margin]]

[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

                                                                             17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of one hour before the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time)
on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

* cash
* shares of another American Century mutual fund

[left margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

18

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%       Tax Rate for
Type of Distribution                 and 15% Brackets       All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate   Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                    20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                     20%(1)

(1) The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[right margin]

[graphic of triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in  the fund's portfolio.

                                                                             19

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

20

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.
Target 2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at
1-800-345-3533.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

                                                                              21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2001, 2000,
1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

22

TARGET 2005 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                        2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $77.09        $72.55        $76.72        $64.54        $57.83
                                                     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                               4.24          4.09          3.77          3.84          3.74
  Net Realized and Unrealized Gain (Loss)                7.34          0.45        (7.94)          8.34          2.97
                                                     ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                      11.58          4.54        (4.17)         12.18          6.71
                                                     ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                           (4.71)        (3.89)        (3.39)        (3.61)        (3.61)
  From Net Realized Gains                                  --           --         (1.07)        (0.27)        (0.44)
  In Excess of Net Realized Gains                          --        (1.56)            --            --            --
                                                     ----------    ----------    ----------    ----------    ----------
  Total Distributions                                  (4.71)        (5.45)        (4.46)        (3.88)        (4.05)
                                                     ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                      4.71          5.45          4.46          3.88          4.05
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                         $88.67        $77.09        $72.55        $76.72        $64.54
                                                     ==========    ==========    ==========    =========     ==========
  Total Return(2)                                      15.02%         6.26%       (5.44)%        18.87%        11.60%

Ratios/Supplemental Data
                                                          2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.59%         0.59%         0.59%         0.59%        0.57%
Ratio of Net Investment Income to Average Net Assets     5.12%         5.58%         5.10%         5.53%        6.15%
Portfolio Turnover Rate                                    49%           17%           81%           35%          15%
Net Assets, End of Period (in thousands)              $347,512      $274,117      $490,248      $533,986     $281,677

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                             23

TARGET 2010 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                          2001          2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $59.92        $55.10        $61.98        $49.16        $42.47
                                                       ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                                 3.39          3.32          3.07          2.94          2.79
  Net Realized and Unrealized Gain (Loss)                  7.33          1.50        (9.95)          9.88          3.90
                                                       ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                        10.72          4.82        (6.88)         12.82          6.69
                                                       ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                             (3.27)        (3.21)        (2.78)        (2.46)        (2.82)
  From Net Realized Gains                                    --            --        (1.33)        (0.29)        (1.17)
  In Excess of Net Realized Gains                            --            --        (0.16)            --            --
                                                       ----------    ----------    ----------    ----------    ----------
  Total Distributions                                     (3.27)        (3.21)        (4.27)        (2.75)        (3.99)
                                                       ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                        3.27          3.21          4.27          2.75          3.99
                                                       ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                           $70.64        $59.92        $55.10        $61.98        $49.16
                                                       ==========    ==========    ==========    =========     ==========
  Total Return(2)                                        17.89%         8.75%      (11.10)%        26.08%        15.75%

Ratios/Supplemental Data
                                                            2001          2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%           0.59%        0.59%         0.59%        0.62%
Ratio of Net Investment Income to Average Net Assets      5.15%           5.90%        5.31%         5.39%        6.15%
Portfolio Turnover Rate                                     60%             22%          49%           34%          26%
Net Assets, End of Period (in thousands)               $288,867        $231,202     $240,606      $283,828     $124,812

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

24

TARGET 2015 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                         2001          2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $48.01        $43.04        $49.87        $38.34        $31.96
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                                2.75          2.58          2.39          2.17          2.00
  Net Realized and Unrealized Gain (Loss)                 4.61          2.39        (9.22)          9.36          4.38
                                                      ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                        7.36          4.97        (6.83)         11.53          6.38
                                                      ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                            (2.81)        (2.46)        (2.10)        (2.11)        (2.05)
  From Net Realized Gains                                   --            --            --        (1.40)        (0.34)
  In Excess of Net Realized Gains                           --        (0.03)        (0.08)            --            --
                                                      ----------    ----------    ----------    ----------    ----------
  Total Distributions                                   (2.81)        (2.49)        (2.18)        (3.51)        (2.39)
                                                      ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                       2.81          2.49          2.18          3.51          2.39
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                          $55.37        $48.01        $43.04        $49.87        $38.34
                                                      ==========    ==========    ==========    =========     ==========
  Total Return(2)                                       15.35%        11.55%      (13.70)%        30.07%        19.96%

Ratios/Supplemental Data
                                                           2001          2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%         0.59%          0.59%         0.59%       0.61%
Ratio of Net Investment Income to Average Net Assets      5.30%         5.82%          5.25%         4.96%       5.79%
Portfolio Turnover Rate                                     23%           26%            55%           31%         21%
Net Assets, End of Period (in thousands)               $145,567      $134,704       $218,193      $170,081    $114,900

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                            25

TARGET 2020 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                         2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $34.79        $30.61        $36.95        $27.17        $22.00
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                                1.90          1.77          1.62          1.53          1.51
  Net Realized and Unrealized Gain (Loss)                 2.40          2.41        (7.96)          8.25          3.66
                                                      ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                        4.30          4.18        (6.34)          9.78          5.17
                                                      ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                            (1.79)        (1.85)        (2.06)        (2.35)        (1.45)
  From Net Realized Gains                               (3.19)        (3.30)        (5.20)        (2.19)            --
                                                      ----------    ----------    ----------    ----------    ----------
  Total Distributions                                   (4.98)        (5.15)        (7.26)        (4.54)        (1.45)
                                                      ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                       4.98          5.15          7.26          4.54          1.45
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                          $39.09        $34.79        $30.61        $36.95        $27.17
                                                      ==========    ==========    ==========    =========     ==========
  Total Return(2)                                       12.36%        13.66%      (17.16)%        36.00%        23.50%

Ratios/Supplemental Data
                                                           2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.59%          0.59%         0.59%         0.59%        0.53%
Ratio of Net Investment Income to Average Net Assets     5.10%          5.49%         4.82%         4.83%        6.29%
Portfolio Turnover Rate                                    54%            11%           31%           18%          14%
Net Assets, End of Period (in thousands)              $225,535       $244,203      $316,707      $486,052     $553,551

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

26

TARGET 2025 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                        2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $29.32        $26.22        $31.67        $22.27        $17.91
                                                     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                               1.62          1.54          1.46          1.33          1.21
  Net Realized and Unrealized Gain (Loss)                2.31          1.56        (6.91)          8.07          3.15
                                                     ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                       3.93          3.10        (5.45)          9.40          4.36
                                                     ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                           (2.00)        (1.11)        (1.28)        (0.70)        (0.72)
  From Net Realized Gains                              (0.42)            --            --        (0.05)            --
  In Excess of Net Realized Gains                          --            --        (0.31)            --            --
                                                     ----------    ----------    ----------    ----------    ----------
  Total Distributions                                  (2.42)        (1.11)        (1.59)        (0.75)        (0.72)
                                                     ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                      2.42          1.11          1.59          0.75          0.72
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                         $33.25        $29.32        $26.22        $31.67        $22.27
                                                     ==========    ==========    ==========    =========     ==========
  Total Return(2)                                      13.40%        11.82%      (17.21)%        42.21%        24.34%

Ratios/Supplemental Data
                                                          2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.59%         0.59%         0.59%         0.59%        0.62%
Ratio of Net Investment Income to Average Net Assets     5.15%         5.64%         5.25%         4.94%        6.14%
Portfolio Turnover Rate                                    25%           52%           54%           52%          58%
Net Assets, End of Period (in thousands)              $310,094      $514,663      $754,356      $356,122      $73,821

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                             27

TARGET 2030 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                                       2001(1)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $23.00
                                                                  -------------
Income From Investment Operations
   Net Investment Income(2)                                             0.47
   Net Realized and Unrealized Gain                                     0.48
                                                                  -------------
   Total From Investment Operations                                     0.95
                                                                  -------------
Net Asset Value, End of Period                                         $23.95
                                                                  =============
   Total Return(3)                                                      4.13%

Ratios/Supplemental Data
                                                                       2001(1)
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.59%(4)
Ratio of Net Investment Income to Average Net Assets                  6.04%(4)
Portfolio Turnover Rate                                                     0%
Net Assets, End of Period (in thousands)                               $4,856

(1) June 1, 2001 (inception) through September 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

28

NOTES

                                                                              29

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            * EDGAR database at www.sec.gov
                           * By email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
www.americancentury.com

0202
SH-PRS-28507

Your
American Century
prospectus

ADVISOR CLASS    February 1, 2002

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]
[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                  64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

This year you'll find some new information in your Prospectus to take note  of.
The Securities and Exchange Commission (SEC) has adopted a rule requiring mutual funds to disclose standardized after-tax returns. We've added this information to the Fund Performance History section. It is included to help you understand the impact that taxes may have on mutual fund performance. Please note that disclosure of after-tax returns is not required for money market funds or funds offered only in tax-deferred accounts, such as variable annuities.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W. Gordon Snyder

W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

     Target 2005 Fund
     Target 2010 Fund
     Target 2015 Fund
     Target 2020 Fund
     Target 2025 Fund
     Target 2030 Fund

[left margin]

Throughout this book you'll find  definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special  information and helpful tips.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest primarily in zero-coupon U.S. Treasury securities. Each fund invests in different types of these DEBT SECURITIES and has different risks. The following chart shows the differences among the funds' primary investments and principal risks. It is designed to help you compare these funds with each other;
it should not be used to compare these funds with other mutual funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

Fund          Primary Investments                    Principal Risks
--------------------------------------------------------------------------------
Target 2005   Zero-coupon U.S. Treasury securities   Lowest interest rate risk
--------------------------------------------------------------------------------
Target 2010   Zero-coupon U.S. Treasury securities   Medium interest rate risk
--------------------------------------------------------------------------------
Target 2015   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2020   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2025   Zero-coupon U.S. Treasury securities   High interest rate risk
--------------------------------------------------------------------------------
Target 2030   Zero-coupon U.S. Treasury securities   Highest interest rate risk

Each fund will be liquidated near the end of its target maturity year.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

* investing through an IRA or other tax-advantaged retirement plan

* seeking long-term financial goals that correspond to the maturity year of a particular fund

* comfortable with fluctuating share prices

* comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* seeking current income
* a short-term investor
* looking for the added security of FDIC insurance

[left margin]

DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and U.S. Treasury securities.

Shorter Term
Less Volatile

[graphic of vertical arrow]

Longer Term
More Volatile

[graphic of triangle]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

2

FUND PERFORMANCE HISTORY

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND

Annual Total Returns

The following bar chart shows the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. Target 2030 is not included because it does not yet have a full calendar year of performance.

[data from bar chart]

         Target 2005    Target 2010     Target 2015    Target 2020   Target 2025
         -----------    -----------     -----------    -----------   -----------
2001         8.25%         4.01%           0.38%          -1.78%          -2.98%
2000        13.04%         22.4%           26.32%         30.44%          32.42%
1999        -6.02%       -12.03%                         -18.52%         -20.89%

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                       Highest                Lowest
--------------------------------------------------------------------------------
Target 2005           6.07% (3Q 2001)         -3.08% (1Q 1999)
--------------------------------------------------------------------------------
Target 2010           9.54% (4Q 2000)         -5.49% (1Q 1999)
--------------------------------------------------------------------------------
Target 2015           9.90% (1Q 2000)         -4.25% (4Q 2001)
--------------------------------------------------------------------------------
Target 2020          14.62% (1Q 2000)         -8.41% (1Q 1999)
--------------------------------------------------------------------------------
Target 2025          18.80% (1Q 2000)         -9.75% (1Q 1999)

Average Annual Total Returns

The following table shows the average annual total returns of the funds' shares calculated three different ways.

Return before taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return after taxes on distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return after taxes on distributions and the sale of fund shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmarks are unmanaged indices (except as noted) that have no operating costs and are included in the table for performance comparison. Target 2030 is not included because it does not yet have a full calendar year of performance.

[right margin]

[graphic of triangle]
The performance information on this page is designed to help you see how the funds' returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

                                                                               3

For the calendar year ended December 31, 2001        1 year     Life of Fund(1)
--------------------------------------------------------------------------------
Target 2005

Return Before Taxes                                  8.25%        6.30%

Return After Taxes on Distributions                  6.38%        3.64%

Return After Taxes on Distributions
and Sale of Fund Shares                              5.02%        3.78%

11/15/2005 Maturity STRIPS Issue(2)()                9.41%        7.53%
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index               4.21%        6.22%
(reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
Target 2010

Return Before Taxes                                  4.01%        3.92%

Return After Taxes on Distributions                  1.56%        0.97%

Return After Taxes on Distributions
and Sale of Fund Shares                              2.49%        1.66%

11/15/2010 Maturity STRIPS Issue(2)                  4.54%        4.77%(3)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index               4.21%        4.57%(3)
(reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
Target 2015

Return Before Taxes                                  0.38%        8.07%

Return After Taxes on Distributions                 -1.82%        5.21%

Return After Taxes on Distributions
and Sale of Fund Shares                              0.26%        5.04%

11/15/2010 Maturity STRIPS Issue(2)                  0.68%        9.99%(4)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index               4.21%        8.99%(4)
(reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
Target 2020

Return Before Taxes                                 -1.78%        1.80%

Return After Taxes on Distributions                 -6.65%       -3.88%

Return After Taxes on Distributions
and Sale of Fund Shares                              1.15%        -0.05%

11/15/2020 Maturity STRIPS Issue(2)                 -1.80%         3.22%(3)
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index               4.21%         4.57%(3)
(reflects no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
Target 2025

Return Before Taxes                                 -2.98%        4.18%

Return After Taxes on Distributions                 -6.12%        1.46%

Return After Taxes on Distributions
and Sale of Fund Shares                             -1.38%        2.12%

11/15/2025 Maturity STRIPS Issue(2)                 -1.69%        5.50%
(reflects no deduction for fees, expenses, or taxes)

Merrill Lynch Long-Term Treasury Index               4.21%        6.48%
(reflects no deduction for fees, expenses, or taxes)

(1)  The inception dates are: Target 2005: August 3, 1998; Target 2010: October
     20, 1998; Target 2015: July 23, 1999: Target 2020: October 19, 1998; and
     Target 2025: June 1, 1998. Only funds with performance history for less than 10 years show after-tax returns for life of fund.

(2)  Each Target fund is designed to perform like a zero-coupon security with the same term to maturity as the fund. The STRIPS issues listed in this table are U.S. Treasury zero-coupon securities with maturity dates similar to the respective fund. The STRIPS issues are not indices, but are important benchmarks of the Target funds' performance.

(3)  Since October 31, 1998, the date closest to the fund's inception for which data are available.

(4)  Since July 31, 1999, the date closest to the fund's inception for which data are available.

4

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century
* to reinvest dividends in additional shares
* to exchange into the Advisor Class shares of other American Century funds
* to redeem your shares other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management   Distribution and          Other          Total Annual Fund
               Fee(1)       Service (12b-1) Fees(2)   Expenses(3)    Operating Expenses
---------------------------------------------------------------------------------------
Target 2005    0.34%        0.50%                     0.00%          0.84%
---------------------------------------------------------------------------------------
Target 2010    0.34%        0.50%                     0.00%          0.84%
---------------------------------------------------------------------------------------
Target 2015    0.34%        0.50%                     0.00%          0.84%
---------------------------------------------------------------------------------------
Target 2020    0.34%        0.50%                     0.00%          0.84%
---------------------------------------------------------------------------------------
Target 2025    0.34%        0.50%                     0.00%          0.84%
---------------------------------------------------------------------------------------
Target 2030    0.34%        0.50%                     0.00%          0.84%

(1) Based on expenses incurred by all classes of the funds during the funds'
    most recent fiscal year. The funds have stepped-fee schedules. As a result, the funds' management fee rates generally decrease as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page 18.

(3) Other expenses, which include the fees and expenses of the funds'
    independent trustees and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                   1 year          3 years         5 years         10 years
-------------------------------------------------------------------------------
Target 2005        $86             $268            $465            $1,034
-------------------------------------------------------------------------------
Target 2010        $86             $268            $465            $1,034
-------------------------------------------------------------------------------
Target 2015        $86             $268            $465            $1,034
-------------------------------------------------------------------------------
Target 2020        $86             $268            $465            $1,034
-------------------------------------------------------------------------------
Target 2025        $86             $268            $465            $1,034
-------------------------------------------------------------------------------
Target 2030        $86             $268            $465            $1,034

[right margin]

[graphic of triangle]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                               5

OBJECTIVES, STRATEGIES AND RISKS

TARGET 2005 FUND
TARGET 2010 FUND
TARGET 2015 FUND
TARGET 2020 FUND
TARGET 2025 FUND
TARGET 2030 FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds seek the highest return consistent with investment in U.S. Treasury securities.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

Each fund invests primarily in zero-coupon U.S. Treasury securities, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. Each fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

Each fund is managed to mature in the year identified in its name; therefore, each fund's WEIGHTED AVERAGE MATURITY is different. Funds with longer weighted average maturities have the most volatile share prices. For example, Target 2030 has the longest weighted average maturity, and its share price will fluctuate the most.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security, like all Treasury securities, is a debt obligation of the U.S. Treasury.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities, except that they are created by separating a
U.S. government agency bond's interest and principal payment obligations. The important characteristic is that the final maturity value of a zero-coupon U.S.
government agency security, like all U.S. government agency securities, is a debt obligation of the issuing U.S. government agency.

[left margin]

WEIGHTED AVERAGE MATURITY is described in more detail under Basics of
Fixed-Income Investing.

[graphic of triangle]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

6

How is an investment in the funds like an investment in zero-coupon U.S.
Treasury securities?

The investment performance of the funds is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in a fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
Each fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. Each fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

The advisor calculates each fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by each fund remain constant for the life of the fund. While many factors can influence each fund's daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how each fund's AVM for the Investor Class has fluctuated in the last five years.

Anticipated Values at Maturity

              9/30/97       9/30/98      9/30/99      9/30/2000       9/30/2001
--------------------------------------------------------------------------------
Target 2005   $100.85       $101.53      $101.28      $101.94         $101.32
--------------------------------------------------------------------------------
Target 2010   $103.40       $104.85      $105.56      $105.14         $104.90
--------------------------------------------------------------------------------
Target 2015   $110.52       $112.63      $112.62      $113.36         $113.56
--------------------------------------------------------------------------------
Target 2020   $104.84       $106.96      $107.30      $108.05         $108.24
--------------------------------------------------------------------------------
Target 2025   $110.88       $112.23      $111.81      $113.99         $116.77
--------------------------------------------------------------------------------
Target 2030   N/A           N/A          N/A          N/A             $105.87

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

* The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

* As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.

* Each fund will be liquidated near the end of its target maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

Because the funds have different weighted average maturities, each fund will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the funds' share values will decline, but the share values of funds with longer weighted average maturities generally will decline further. This interest rate sensitivity is greater for the funds than for traditional Treasury funds.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

While we recommend that shareholders hold their investment in a fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of a fund's final maturity value and yield to maturity, however, is not possible.

[right margin]

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the  zero-coupon Treasury securities held by the fund.

[graphic of triangle]
This table is designed to show the narrow ranges in which each fund's AVMs vary over time. There is no  guarantee that the funds' AVMs will fluctuate as little in the future.

[graphic of triangle]
The investment performance of the funds is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the funds involves different risks.

                                                                              7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            Amount of          Percent of    Remaining    Weighted
                            Security Owned     Portfolio     Maturity     Maturity
-----------------------------------------------------------------------------------
Debt Security A             $100,000           25%           4 years      1 year
-----------------------------------------------------------------------------------
Debt Security B             $300,000           75%           12 years     9 years
-----------------------------------------------------------------------------------
Weighted Average Maturity                                                10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic of triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity    Current Price   Price After 1% Increase   Change in Price
-------------------------------------------------------------------------------
1 year                $100.00         $99.06                    -0.94%
-------------------------------------------------------------------------------
3 years               $100.00         $97.38                    -2.62%
-------------------------------------------------------------------------------
10 years              $100.00         $93.20                    -6.80%
-------------------------------------------------------------------------------
30 years              $100.00         $88.69                   -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                Interest Rate Risk      Credit Risk(1)         Liquidity Risk(2)
---------------------------------------------------------------------------------
Target 2005     Lowest                  Low                    Low
---------------------------------------------------------------------------------
Target 2010     Medium                  Low                    Low
---------------------------------------------------------------------------------
Target 2015     High                    Low                    Low
---------------------------------------------------------------------------------
Target 2020     High                    Low                    Low
---------------------------------------------------------------------------------
Target 2025     High                    Low                    Low
---------------------------------------------------------------------------------
Target 2030     Highest                 Low                    Low

(1)   Because the funds all invest primarily in zero-coupon Treasury securities, there is no difference in credit risk. U.S. Treasury securities are considered among the safest securities in the world because they are backed by the full faith and credit of the United States.

(2)   The Treasury market is considered the most liquid in the world.

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics and may pose some level of risk to the funds. If you would like to learn more about these techniques, please review the Statement of Additional Information before making an investment.

[right margin]

[graphic of triangle]
Credit quality may be lower when the issuer has any of the following

* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow

[graphic of triangle]
The Statement of Additional Information provides a detailed description of these securities ratings.

                                                                               9

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The amount of the management fee for each fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.
The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average
Net Assets for the Most Recent Fiscal Year Ended September 30, 2001
--------------------------------------------------------------------------------
Target 2005                                 0.34%
--------------------------------------------------------------------------------
Target 2010                                 0.34%
--------------------------------------------------------------------------------
Target 2015                                 0.34%
--------------------------------------------------------------------------------
Target 2020                                 0.34%
--------------------------------------------------------------------------------
Target 2025                                 0.34%
--------------------------------------------------------------------------------
Target 2030                                 N/A(1)

(1) The class was not in operation during the fiscal year ended September 30,
    2001. The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule for Target 2030    Complex Fee Schedule

Category Assets         Fee Rate                    Complex Assets       Fee Rate (Advisor Class)
---------------         --------                    --------------       ------------------------
First $1 billion        0.3600%                     First $2.5 billion   0.0600%
Next $1 billion         0.3080%                     Next $7.5 billion    0.0500%
Next $3 billion         0.2780%                     Next $15 billion     0.0485%
Next $5 billion         0.2580%                     Next $25 billion     0.0470%
Next $15 billion        0.2450%                     Next $50 billion     0.0460%
Next $25 billion        0.2430%                     Next $100 billion    0.0450%
Thereafter              0.2425%                     Next $200 billion    0.0430%
Next $250 billion       0.0420%                     Next $500 billion    0.0410%
                                                    Thereafter           0.0400%

10

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the funds. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The fund is managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since May 1991. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994.  Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, as been a member of the team since May 1998. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May 1997. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the
University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst. He has a
bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[right margin]

[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

                                                                              11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                           $2,500
--------------------------------------------------------------------------------
Traditional IRA                               $1,000(1)
--------------------------------------------------------------------------------
Roth IRA                                      $1,000(1)
--------------------------------------------------------------------------------
Education IRA                                 $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                     $2,500
--------------------------------------------------------------------------------
403(b)                                        $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                    $2,500(3)

(1) Effective May 1, 2002, the minimums for traditional and Roth IRAs will be raised to $2,500.

(2) For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month.
    If your contribution is less than $50 a month, you may make only one fund choice.

(3) The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

12

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

We also reserve the right to delay delivery of redemption proceeds up to seven days.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[right margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle]
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                              13

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders  avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

14

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of each fund as of one hour before the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time)
on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. Each fund generally pays distributions from net income and capital gains, if any, once a year in
December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next  business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During a fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

* cash
* shares of another American Century mutual fund

[right margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                             15

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution                 Tax Rate for 10% and 15% Brackets   Tax Rate for All Other Brackets
--------------------------------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate                Ordinary income rate
--------------------------------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                                 20%
--------------------------------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                                  20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

16

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

                                                                              17

MULTIPLE CLASS INFORMATION

American Century offers three classes of the funds: Investor Class, Advisor
Class and C Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies. Target
2030 is the only fund offering C Class shares.

The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services.  Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for C Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.

SERVICE AND DISTRIBUTION FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds' Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds'
assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

18

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2001, 2000,
1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request.

                                                                              19

TARGET 2005 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                                         2001          2000          1999         1998(1)
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $76.70        $72.34        $76.69        $70.91
                                                      ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(2)                                4.01          3.91          3.60          0.58
  Net Realized and Unrealized Gain (Loss)                 7.31          0.45        (7.95)          5.20
                                                      ----------    ----------    ----------    ----------
  Total From Investment Operations                       11.32          4.36        (4.35)          5.78
                                                      ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                            (4.51)        (3.70)        (3.32)            --
  From Net Realized Gains                                   --            --        (1.07)            --
  In Excess of Net Realized Gains                           --        (1.56)            --            --
                                                      ----------    ----------    ----------    ----------
  Total Distributions                                   (4.51)        (5.26)        (4.39)            --
                                                      ----------    ----------    ----------    ----------
Reverse Share Split                                       4.51          5.26          4.39            --
                                                      ----------    ----------    ----------    ----------
Net Asset Value, End of Period                          $88.02        $76.70        $72.34        $76.69
                                                      ==========    ==========    ==========    ==========
  Total Return(3)                                       14.76%         6.03%       (5.67)%         8.15%

Ratios/Supplemental Data
                                                           2001          2000          1999         1998(1)
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.84%         0.84%         0.84%        0.84%(4)
Ratio of Net Investment Income to Average Net Assets      4.87%         5.33%         4.85%        4.87%(4)
Portfolio Turnover Rate                                     49%           17%           81%          35%(5)
Net Assets, End of Period (in thousands)                 $5,291        $3,765        $2,533           $100

(1)  August 3, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

20

TARGET 2010 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                                          2001          2000         1999(1)
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $59.67        $54.96        $60.12
                                                       ---------     ----------    ----------
Income From Investment Operations
  Net Investment Income(2)                                 3.22          3.17          2.81
  Net Realized and Unrealized Gain (Loss)                  7.30          1.54        (7.97)
                                                       ---------     ----------    ----------
  Total From Investment Operations                        10.52          4.71        (5.16)
                                                       ---------     ----------    ----------
Distributions
  From Net Investment Income                             (3.12)        (3.07)        (2.76)
  From Net Realized Gains                                    --            --        (1.33)
  In Excess of Net Realized Gains                            --            --        (0.16)
                                                       ---------     ----------    ----------
  Total Distributions                                    (3.12)        (3.07)        (4.25)
                                                       ---------     ----------    ----------
Reverse Share Split                                        3.12          3.07          4.25
                                                       ---------     ----------    ----------
Net Asset Value, End of Period                           $70.19        $59.67        $54.96
                                                       =========     ==========    ==========
  Total Return(3)                                        17.63%         8.57%       (8.58)%

Ratios/Supplemental Data
                                                           2001          2000         1999(1)
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.84%          0.84%       0.84%(4)
Ratio of Net Investment Income to Average Net Assets      4.90%          5.65%       5.06%(4)
Portfolio Turnover Rate                                     60%            22%         49%(5)
Net Assets, End of Period (in thousands)                 $2,729         $1,631        $1,194

(1)  October 20, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

                                                                             21

TARGET 2015 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                                        2001          2000         1999(1)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $47.87        $43.02        $43.65
                                                     ---------     ----------    ----------
Income From Investment Operations
  Net Investment Income(2)                               2.63          2.49          0.46
  Net Realized and Unrealized Gain (Loss)                4.59          2.36        (1.09)
                                                     ---------     ----------    ----------
  Total From Investment Operations                       7.22          4.85        (0.63)
                                                     ---------     ----------    ----------
Distributions
  From Net Investment Income                           (2.68)        (2.42)            --
  In Excess of Net Realized Gains                          --        (0.03)            --
                                                     ---------     ----------    ----------
  Total Distributions                                  (2.68)        (2.45)            --
                                                     ---------     ----------    ----------
Reverse Share Split                                      2.68          2.45            --
                                                     ---------     ----------    ----------
Net Asset Value, End of Period                         $55.09        $47.87        $43.02
                                                     =========     ==========    ==========
  Total Return(3)                                      15.08%        11.27%       (1.44)%

Ratios/Supplemental Data
                                                        2001           2000         1999(1)
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       0.84%          0.84%        0.83%(4)
Ratio of Net Investment Income to Average Net Assets    5.05%          5.57%        5.01%(4)
Portfolio Turnover Rate                                   23%            26%          55%(5)
Net Assets, End of Period (in thousands)                  $35            $22             $7

(1)  July 23, 1999 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

22

TARGET 2020 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                                         2001          2000         1999(1)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $34.66        $30.55        $35.50
                                                      ---------     ----------    ----------
Income From Investment Operations
  Net Investment Income(2)                                1.82          1.69          1.50
  Net Realized and Unrealized Gain (Loss)                 2.37          2.42        (6.45)
                                                      ---------     ----------    ----------
  Total From Investment Operations                        4.19          4.11        (4.95)
                                                      ---------     ----------    ----------
Distributions
  From Net Investment Income                            (1.70)        (1.79)        (2.05)
  From Net Realized Gains                               (3.19)        (3.30)        (5.20)
                                                      ---------     ----------    ----------
  Total Distributions                                   (4.89)        (5.09)        (7.25)
                                                      ---------     ----------    ----------
Reverse Share Split                                       4.89          5.09          7.25
                                                      ---------     ----------    ----------
Net Asset Value, End of Period                          $38.85        $34.66        $30.55
                                                      =========     ==========    ==========
  Total Return(3)                                       12.09%        13.45%      (13.94)%

Ratios/Supplemental Data
                                                         2001          2000         1999(1)
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.84%         0.84%       0.84%(4)
Ratio of Net Investment Income to Average Net Assets      4.85%         5.24%       4.57%(4)
Portfolio Turnover Rate                                     54%           11%         31%(5)
Net Assets, End of Period (in thousands)                 $1,599          $773          $574

(1)  October 19, 1998 (commencement of sale) through September 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1999.

                                                                              23

TARGET 2025 FUND
Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)

Per-Share Data
                                                        2001          2000          1999         1998(1)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $29.17        $26.13        $31.64        $27.27
                                                     ----------     --------     ----------    ----------
Income From Investment Operations
  Net Investment Income(2)                               1.54          1.47          1.39          0.41
  Net Realized and Unrealized Gain (Loss)                2.30          1.57        (6.90)          3.96
                                                     ----------     --------     ----------    ----------
  Total From Investment Operations                       3.84          3.04        (5.51)          4.37
                                                     ----------     --------     ----------    ----------
Distributions
  From Net Investment Income                           (1.91)        (1.05)        (1.23)            --
  From Net Realized Gains                              (0.42)            --            --            --
  In Excess of Net Realized Gains                          --            --        (0.31)            --
                                                     ----------     --------     ----------    ----------
  Total Distributions                                  (2.33)        (1.05)        (1.54)            --
                                                     ----------     --------     ----------    ----------
Reverse Share Split                                      2.33          1.05          1.54            --
                                                     ----------     --------     ----------    ----------
Net Asset Value, End of Period                         $33.01        $29.17        $26.13        $31.64
                                                     ==========     ========     ==========    ==========
  Total Return(3)                                      13.16%        11.63%      (17.41)%        16.02%

Ratios/Supplemental Data
                                                         2001          2000          1999         1998(1)
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.84%         0.84%         0.84%       0.84%(4)
Ratio of Net Investment Income to Average Net Assets     4.90%         5.39%         5.00%       4.37%(4)
Portfolio Turnover Rate                                    25%           52%           54%         52%(5)
Net Assets, End of Period (in thousands)                 $997         $1,058          $997            $89

(1)  June 1, 1998 (commencement of sale) through September 30, 1998.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended September 30, 1998.

24

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

The tables on the next few pages itemize what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  reverse share split
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended September 30, 2001, 2000,
1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Report and the financial statements are included in the funds' Annual Report, which is available upon request. Prior years' information was audited by other independent auditors.

                                                                             25

TARGET 2005 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                        2001          2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $77.09        $72.55        $76.72        $64.54       $57.83
                                                     ----------    ----------    ----------    ----------   ----------
Income From Investment Operations
  Net Investment Income(1)                               4.24          4.09          3.77          3.84        3.74
  Net Realized and Unrealized Gain (Loss)                7.34          0.45        (7.94)          8.34        2.97
                                                     ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                      11.58          4.54        (4.17)         12.18        6.71
                                                     ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                           (4.71)        (3.89)        (3.39)        (3.61)        (3.61)
  From Net Realized Gains                                  --           --         (1.07)        (0.27)        (0.44)
  In Excess of Net Realized Gains                          --        (1.56)            --           --            --
                                                     ----------    ----------    ----------    ----------    ----------
  Total Distributions                                  (4.71)        (5.45)        (4.46)        (3.88)        (4.05)
                                                     ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                      4.71          5.45          4.46          3.88        4.05
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                         $88.67        $77.09        $72.55        $76.72        $64.54
                                                     ==========    ==========    ==========    =========     ==========
  Total Return(2)                                      15.02%         6.26%       (5.44)%        18.87%        11.60%

Ratios/Supplemental Data
                                                          2001          2000          1999          1998        1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            0.59%     0.59%         0.59%         0.59%       0.57%
Ratio of Net Investment Income to Average Net Assets         5.12%     5.58%         5.10%         5.53%       6.15%
Portfolio Turnover Rate                                        49%       17%           81%           35%         15%
Net Assets, End of Period (in thousands)                  $347,512   $274,117     $490,248      $533,986    $281,677

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

26

TARGET 2010 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                          2001          2000          1999          1998          1997
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $59.92        $55.10        $61.98        $49.16        $42.47
                                                       ----------    ----------    ----------    ----------     ----------
Income From Investment Operations
  Net Investment Income(1)                                 3.39          3.32          3.07         2.94          2.79
  Net Realized and Unrealized Gain (Loss)                  7.33          1.50        (9.95)         9.88          3.90
                                                       ----------    ----------    ----------    ----------     ----------
  Total From Investment Operations                        10.72          4.82        (6.88)         12.82         6.69
                                                       ----------    ----------    ----------    ----------     ----------
Distributions
  From Net Investment Income                             (3.27)        (3.21)        (2.78)        (2.46)        (2.82)
  From Net Realized Gains                                    --            --        (1.33)        (0.29)        (1.17)
  In Excess of Net Realized Gains                            --            --        (0.16)           --            --
                                                       ----------    ----------    ----------    ----------     ----------
  Total Distributions                                    (3.27)        (3.21)        (4.27)        (2.75)        (3.99)
                                                       ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                        3.27          3.21          4.27          2.75         3.99
                                                       ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                           $70.64        $59.92        $55.10        $61.98       $49.16
                                                       ==========    ==========    ==========    =========    ==========
  Total Return(2)                                        17.89%         8.75%      (11.10)%        26.08%        15.75%

Ratios/Supplemental Data
                                                            2001          2000          1999       1998          1997
--------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%           0.59%        0.59%       0.59%         0.62%
Ratio of Net Investment Income to Average Net Assets      5.15%           5.90%        5.31%       5.39%         6.15%
Portfolio Turnover Rate                                     60%             22%          49%         34%           26%
Net Assets, End of Period (in thousands)               $288,867        $231,202     $240,606    $283,828      $124,812

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                           27

TARGET 2015 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                           2001          2000        1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $48.01        $43.04        $49.87        $38.34        $31.96
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                                2.75          2.58          2.39          2.17          2.00
  Net Realized and Unrealized Gain (Loss)                 4.61          2.39        (9.22)          9.36          4.38
                                                      ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                        7.36          4.97        (6.83)         11.53          6.38
                                                      ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                            (2.81)        (2.46)        (2.10)        (2.11)         (2.05)
  From Net Realized Gains                                   --            --            --        (1.40)         (0.34)
  In Excess of Net Realized Gains                           --        (0.03)        (0.08)            --            --
                                                      ----------    ----------    ----------    ----------    ----------
  Total Distributions                                   (2.81)        (2.49)        (2.18)        (3.51)          (2.39)
                                                      ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                       2.81          2.49          2.18         3.51            2.39
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                          $55.37        $48.01        $43.04        $49.87         $38.34
                                                      ==========    ==========    ==========    =========     ==========
  Total Return(2)                                       15.35%        11.55%      (13.70)%        30.07%         19.96%

Ratios/Supplemental Data
                                                           2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets         0.59%         0.59%          0.59%         0.59%        0.61%
Ratio of Net Investment Income to Average Net Assets      5.30%         5.82%          5.25%         4.96%        5.79%
Portfolio Turnover Rate                                     23%           26%            55%           31%          21%
Net Assets, End of Period (in thousands)               $145,567      $134,704       $218,193      $170,081     $114,900

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

28

TARGET 2020 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                          2001         2000         1999           1998          1997
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $34.79        $30.61        $36.95        $27.17        $22.00
                                                      ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                                1.90          1.77          1.62          1.53          1.51
  Net Realized and Unrealized Gain (Loss)                 2.40          2.41        (7.96)          8.25          3.66
                                                      ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                        4.30          4.18        (6.34)          9.78          5.17
                                                      ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                            (1.79)        (1.85)        (2.06)        (2.35)         (1.45)
  From Net Realized Gains                               (3.19)        (3.30)        (5.20)        (2.19)            --
                                                      ----------    ----------    ----------    ----------    ----------
  Total Distributions                                   (4.98)        (5.15)        (7.26)        (4.54)         (1.45)
                                                      ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                      4.98          5.15          7.26          4.54           1.45
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                          $39.09        $34.79        $30.61        $36.95        $27.17
                                                      ==========    ==========    ==========    =========     ==========
  Total Return(2)                                       12.36%        13.66%      (17.16)%        36.00%        23.50%

Ratios/Supplemental Data
                                                           2001          2000          1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.59%          0.59%         0.59%         0.59%        0.53%
Ratio of Net Investment Income to Average Net Assets     5.10%          5.49%         4.82%         4.83%        6.29%
Portfolio Turnover Rate                                    54%            11%           31%           18%          14%
Net Assets, End of Period (in thousands)              $225,535       $244,203      $316,707      $486,052     $553,551

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

                                                                            29

TARGET 2025 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30

Per-Share Data
                                                        2001          2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $29.32        $26.22        $31.67        $22.27       $17.91
                                                     ----------    ----------    ----------    ----------    ----------
Income From Investment Operations
  Net Investment Income(1)                               1.62          1.54          1.46          1.33         1.21
  Net Realized and Unrealized Gain (Loss)                2.31          1.56        (6.91)          8.07         3.15
                                                     ----------    ----------    ----------    ----------    ----------
  Total From Investment Operations                       3.93          3.10        (5.45)          9.40         4.36
                                                     ----------    ----------    ----------    ----------    ----------
Distributions
  From Net Investment Income                           (2.00)        (1.11)        (1.28)        (0.70)        (0.72)
  From Net Realized Gains                              (0.42)           --            --         (0.05)           --
  In Excess of Net Realized Gains                         --            --        (0.31)            --            --
                                                     ----------    ----------    ----------    ----------    ----------
  Total Distributions                                  (2.42)        (1.11)        (1.59)        (0.75)        (0.72)
                                                     ----------    ----------    ----------    ----------    ----------
Reverse Share Split                                     2.42          1.11          1.59          0.75          0.72
                                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                         $33.25        $29.32        $26.22        $31.67       $22.27
                                                     ==========    ==========    ==========    =========     ==========
  Total Return(2)                                      13.40%        11.82%      (17.21)%        42.21%        24.34%

Ratios/Supplemental Data
                                                         2001          2000          1999          1998         1997
-----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.59%         0.59%         0.59%         0.59%       0.62%
Ratio of Net Investment Income to Average Net Assets     5.15%         5.64%         5.25%         4.94%       6.14%
Portfolio Turnover Rate                                    25%           52%           54%           52%         58%
Net Assets, End of Period (in thousands)              $310,094      $514,663      $754,356      $356,122     $73,821

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of dividends and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

30

TARGET 2030 FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

Per-Share Data
                                                                         2001(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $23.00
                                                                   -------------
Income From Investment Operations
   Net Investment Income(2)                                              0.47
   Net Realized and Unrealized Gain                                      0.48
                                                                   -------------
   Total From Investment Operations                                      0.95
                                                                   -------------
Net Asset Value, End of Period                                          $23.95
                                                                   =============
   Total Return(3)                                                       4.13%

Ratios/Supplemental Data
                                                                        2001(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                      0.59%(4)
Ratio of Net Investment Income to Average Net Assets                   6.04%(4)
Portfolio Turnover Rate                                                      0%
Net Assets, End of Period (in thousands)                                 $4,856

(1) June 1, 2001 (inception) through September 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

                                                                             31

NOTES

32

NOTES

                                                                              33

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person        SEC Public Reference Room
                 Washington, D.C.
                 Call 202-942-8090 for location and hours.

On the Internet  * EDGAR database at www.sec.gov
                 * By email request at publicinfo@sec.gov

By mail          SEC Public Reference Section
                 Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

[american century logo and text logo (reg. sm)]

American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0202
SH-PRS-28508

Your
American Century
prospectus

C CLASS    February 1, 2002

Target 2030 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

[left margin]

[american century logo and text logo (reg. sm)]

                                American Century
                                  Investments

                                P.O. Box 419385
                                Kansas City, MO
                                   64141-6385

Dear Investor,

American Century is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins with providing a prospectus that's easy to read, and more importantly, that gives you the information you need to have confidence in the investment decisions you have made or are soon to make.

Naturally, you may have questions about investing after you read through the
Prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/W. Gordon Snyder
W. Gordon Snyder
President, Chief Marketing Officer
American Century Investment Services, Inc.

[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the margin.

[graphic of triangle]
This symbol highlights special information and helpful tips.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in zero-coupon U.S. Treasury securities.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline.

The fund will be liquidated near the end of its target maturity year.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  investing through an IRA or other tax-advantaged retirement plan

*  seeking long-term financial goals that correspond to the maturity year of the particular fund

*  comfortable with fluctuating share prices

*  comfortable with the fund's other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  seeking current income
*  a short-term investor
*  looking for the added security of FDIC insurance

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns.

[left margin]

[graphic of triangle]
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[graphic of triangle]
For current performance information, including yields, please call us at
1-800-345-3533 or visit us at www.americancentury.com.

2

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the C Class shares of other American Century funds

* to redeem your shares after you have held them for 18 months (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load) (as a percentage of net asset value)
0.75%(1)

(1) The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management       Distribution and           Other           Total Annual Fund
              Fee(1)           Service (12b-1) Fees(2)    Expenses(3)     Operating Expenses
--------------------------------------------------------------------------------------------
Target 2030   0.59%           0.75%                      0.00%           1.34%

(1) Based on expenses incurred by all classes of the fund during fund's the most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see
    Service and Distribution Fees, page 16.

(3) Other expenses, which include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

              1 year      3 years     5 years       10 years
---------------------------------------------------------------------
Target 2030   $214        $423        $730          $1603

You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

               1 year     3 years     5 years        10 years
----------------------------------------------------------------------
Target 2030    $136       $423        $730           $1603

[left margin]

[graphic of triangle]
When purchasing through a financial intermediary you may be charged a fee.

[graphic of triangle]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

                                                                               3

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?

The fund seeks the highest return consistent with investment in U.S. Treasury securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund invests primarily in zero-coupon U.S. Treasury securities, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. The fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.

WHAT ARE ZERO-COUPON TREASURY SECURITIES?

U.S. Treasury bonds have the traditional design of debt securities. Interest is paid periodically until maturity, when the principal is repaid. Zero-coupon
Treasury securities, however, do not earn any periodic interest payments.
Instead, all of the interest and  principal is paid when the securities mature.

Zero-coupon Treasury securities are created by separating a traditional Treasury bond's interest and principal payment obligation. Each payment obligation becomes a separate zero-coupon Treasury security. These securities are created by financial institutions (like a broker-dealer), the U.S. Treasury and other agencies of the federal government. The important characteristic is that the final maturity value of a zero-coupon Treasury security, like all Treasury securities, is a debt obligation of the U.S. Treasury.

Zero-coupon Treasury securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.

Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities, except that they are created by separating a
U.S. government agency bond's interest and principal payment obligations. The important characteristic is that the final maturity value of a zero-coupon U.S.
government agency security, like all U.S. government agency securities, is a debt obligation of the issuing U.S. government agency.

HOW IS AN INVESTMENT IN THE FUND LIKE AN INVESTMENT IN ZERO-COUPON U.S. TREASURY
SECURITIES?

The investment performance of the fund is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in the fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund.
The fund is managed to provide an investment return that will not differ substantially from the ANTICIPATED GROWTH RATE (AGR) calculated on the day the shares were purchased. The fund also is managed to provide maturity value that will not differ substantially from the ANTICIPATED VALUE AT MATURITY (AVM)
calculated on the day the shares were purchased.

The advisor calculates the fund's AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund's operating expenses (as a percentage of the fund's assets) and composition of securities held by the fund remain constant for the life of the fund. While many factors can influence the fund's daily AGR and AVM, they tend to fluctuate within narrow ranges.

[left margin]

[graphic of triangle]
Because all of the interest and principal is paid when the securities mature, zero-coupon securities are bought and sold at prices below their face value.

A fund's ANTICIPATED GROWTH RATE is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund's weighted average maturity date.

The ANTICIPATED VALUE AT MATURITY is an estimate of a fund's net asset value as of the fund's weighted average maturity date. It is based on the maturity values of the  zero-coupon Treasury securities held by the fund.

4

WHAT HAPPENS WHEN A FUND REACHES ITS MATURITY YEAR?

*  The fund managers may begin buying traditional Treasury securities consistent with a fund's investment objective and pending maturity.

*  As a fund's zero-coupon Treasury securities mature, the proceeds from the retirement of these securities will be invested in traditional Treasury securities.

*  The fund will be liquidated near the end of its target maturity year.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the amount of income the fund generates will be affected. Generally, when interest rates rise, the fund's income and its share value will decline. The opposite is true when interest rates decline.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

While we recommend that shareholders hold their investment in the fund until the fund is liquidated, we do not restrict your (or any other shareholders') ability to redeem shares. When a fund's shareholders redeem their shares before the target maturity year, unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.

The fund managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund's name. A precise forecast of the fund's final maturity value and yield to maturity, however, is not possible.

[right margin]

[graphic of triangle]
The investment performance of the fund is designed to be similar to an investment in an equivalent zero-coupon U.S. Treasury security. However, an investment in the fund involves different risks.

                                                                               5

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                              Amount of          Percent of     Remaining     Weighted
                              Security Owned     Portfolio      Maturity      Maturity
----------------------------------------------------------------------------------------
Debt Security A               $100,000           25%            4 years       1 year
----------------------------------------------------------------------------------------
Debt Security B               $300,000           75%            12 years      9 years
----------------------------------------------------------------------------------------
Weighted Average Maturity                                                     10 years

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

[left margin]

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

[graphic triangle]
The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

6

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price    Price After 1% Increase    Change in Price
-------------------------------------------------------------------------------------
1 year                   $100.00          $99.06                    -0.94%
-------------------------------------------------------------------------------------
3 years                  $100.00          $97.38                    -2.62%
-------------------------------------------------------------------------------------
10 years                 $100.00          $93.20                    -6.80%
-------------------------------------------------------------------------------------
30 years                 $100.00          $88.69                   -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Strictly speaking, U.S. Treasury securities are not "rated." However, U.S.
Treasury securities are backed by the full faith and credit of the United
States, and are considered among the safest securities in the world. The rating on U.S. Treasury securities is, therefore, considered to be equivalent to a AAA rating.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

[right margin]

[graphic of triangle]
Credit quality may be lower when the issuer has any of the following

*  a high debt level
*  a short operating history
*  a senior level of debt
*  a difficult, competitive environment
*  a less stable cash flow

[graphic of triangle]
The Statement of Additional Information provides a detailed description of these securities ratings.

                                                                               7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the trustees are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the C Class shares of the fund. The rate of the management fee for a fund is determined daily on a class-by-class basis using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The class was not in operation during the fiscal year ended September 30, 2001.
The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule         Complex Fee Schedule (C Class)

Category Assets           Fee Rate       Complex Assets              Fee Rate
---------------           --------       --------------              --------
First $1 billion          0.3600%        First $2.5 billion          0.3100%
Next $5 billion           0.3080%        Next $7.5 billion           0.3000%
Next $15 billion          0.2780%        Next $15.0 billion          0.2985%
Next $25 billion          0.2580%        Next $25.0 billion          0.2970%
Next $50 billion          0.2450%        Next $50.0 billion          0.2960%
Next $150 billion         0.2430%        Next $100.0 billion         0.2950%
Thereafter                0.2425%        Next $100.0 billion         0.2940%
                                         Next $200.0 billion         0.2930%
                                         Next $250.0 billion         0.2920%
                                         Next $500.0 billion         0.2910%
                                         Thereafter                  0.2900%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objectives and strategy.

8

The fund is managed by the Taxable Bond team, whose members are identified below.

G. DAVID MACEWEN

Mr. MacEwen, Chief Investment Officer - Fixed Income and Senior Vice President,
has been a member of the team since May 1991. He joined American Century in May
1991 as a Municipal Portfolio Manager. He has a bachelor's degree in economics from Boston University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN

Mr. Gahagan, Vice President and Senior Portfolio Manager, has been a member of the team since August 1996. He joined American Century in 1983. He has a bachelor's degree in economics and an MBA from the University of Missouri -
Kansas City.

JEREMY FLETCHER

Mr. Fletcher, Portfolio Manager, has been a member of the team since August
1997. He joined American Century in October 1991 as an Investor Relations
Representative. He has bachelor's degrees in economics and mathematics from
Claremont McKenna College. He is a CFA charterholder.

CASEY COLTON

Mr. Colton, Vice President and Senior Portfolio Manager, has been a member of the team since January 1994.  Mr. Colton joined American Century in 1990. He has a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a CFA charterholder and a Certified Public Accountant.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Senior Portfolio Manager, has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a CFA charterholder.

BRIAN HOWELL

Mr. Howell, Vice President and Portfolio Manager, as been a member of the team since May 1998. He joined American Century in 1988. He was Portfolio Manager of the Capital Preservation Fund from May 1995 to May 1997. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California -
Berkeley.

MICHAEL J. SHEARER

Dr. Shearer, Vice President, Portfolio Manager and Director-Fixed-Income
Quantitative Strategies, has been a member of the team since January 2000. He also is responsible for the development and implementation of all fixed-income quantitative strategies. He joined American Century in February 1998. Before joining American Century, he was Vice President, Quantitative Research at
Capital Management Sciences from November 1995 to February 1998. He also holds a bachelor's degree, master's degree and doctorate in applied mathematics from the
University of California - Los Angeles.

JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined American Century in February 1996 as an Investment Analyst. He has a
bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

[right margin]

[graphic of triangle]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people  who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

                                                                               9

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR C CLASS SHARES

The C Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                   $2,500
--------------------------------------------------------------------------------
Traditional IRA                                       $1,000(1)
--------------------------------------------------------------------------------
Roth IRA                                              $1,000(1)
--------------------------------------------------------------------------------
Education IRA                                         $2,000
--------------------------------------------------------------------------------
UGMA/UTMA                                             $2,500
--------------------------------------------------------------------------------
403(b)                                                $1,000(2)
--------------------------------------------------------------------------------
Qualified Retirement Plans                            $2,500(3)

(1)  Effective May 1, 2002, the minimums for traditional and Roth IRAs will be raised to $2,500.

(2)  For each fund you select for your 403(b) plan, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50 a month, you may make only one fund choice.

(3)  The minimum investment requirements may be different for some types of retirement accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements
* exchange policies
* fund choices
* cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

[left margin]

[graphic of triangle]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.

10

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt  portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

We also reserve the right to delay delivery of redemption proceeds up to seven days.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order. Each time you make an investment with American Century, there is a seven-day holding period before you can redeem those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. This seven-day holding period begins the day after your investment is processed. However, investments by wire require only a one-day holding period.

In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

[right margin]

A fund's NET ASSET VALUE, or NAV, is the price of the fund's shares.

[graphic of triangle
A redemption is the sale of all or a portion of the shares in an account, including those sold as a part of an exchange to another American Century account.

                                                                              11

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The fund managers would select these securities from the fund's portfolio. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in  securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record.

EXCHANGES BETWEEN FUNDS

You may exchange C Class shares of the fund for C Class shares of any other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent Deferred Sales Charge (CDSC) on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

12

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NAV of the fund as of one hour before the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time)
on each day the Exchange is open. On days when the Exchange is closed (including certain U.S. holidays), we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in GOOD ORDER.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information about distributions and your options for receiving them.

REVERSE SHARE SPLITS

When a fund pays its distributions, the board also declares a reverse share split for that fund that exactly offsets the per-share amount of the distribution. If you reinvest your  dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the funds' share prices behave like changes in the values of zero-coupon securities.

FUND LIQUIDATION

During the fund's target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund's target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following

* cash
* C Class shares only of another American Century mutual fund

[right margin]

GOOD ORDER means that your instructions have been received in the form required by American Century. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

                                                                              13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value of the fund shares has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

                                     Tax Rate for 10%        Tax Rate for
Type of Distribution                 and 15% Brackets        All Other Brackets
--------------------------------------------------------------------------------
Short-term capital gains             Ordinary income rate    Ordinary income rate
--------------------------------------------------------------------------------
Long-term capital gains (1-5 years)  10%                     20%
--------------------------------------------------------------------------------
Long-term capital gains (>5 years)   8%                      20%(1)

(1)  The reduced rate for these gains will not begin until 2006 because the security holding period must start after December 31, 2000. Once the security has been held for more than 5 years, the rate will be 18%.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or a financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

[left margin]

[graphic of triangle]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

14

Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

                                                                             15

MULTIPLE CLASS INFORMATION

American Century offers three classes of the fund: Investor Class, Advisor Class and C Class. The shares offered by this Prospectus are C Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the C Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.

Contingent Deferred Sales Charge

If you sell C Class shares within 18 months of purchasing them, you will pay a
Contingent Deferred Sales Charge (CDSC). The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter in accordance with the following chart:

   After 13 months        0.625%
   After 14 months        0.500%
   After 15 months        0.375%
   After 16 months        0.250%
   After 17 months        0.125%
   After 18 months        0.000%

The CDSC is calculated from your date of purchase, and will not be charged on shares acquired through reinvestment of dividends or distributions, increases in the net asset value of shares, or exchanges into the C Class of other American
Century funds. We will redeem shares not subject to the CDSC first, and other shares will be redeemed in the order they were purchased.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's C Class shares have a 12b-1 Plan. Under the Plan, the fund's C Class pays an annual fee of 0.75% of C Class average net assets, 0.25%
for certain individual shareholder and administrative services and 0.50% for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make C Class shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class
Structure - Master Distribution and Shareholder Services Plan in the Statement
of Additional Information.

16

NOTES

                                                                              17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person          SEC Public Reference Room
                   Washington, D.C.
                   Call 202-942-8090 for location and hours.

On the Internet    * EDGAR database at www.sec.gov
                   * By email request at publicinfo@sec.gov

By mail            SEC Public Reference Section
                   Washington, D.C. 20549-0102

Investment Company Act File No. 811-4165

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575
www.americancentury.com

0202
SH-PRS-28509

American Century
statement of
additional information

FEBRUARY 1, 2002

American Century
Target Maturities Trust

Target 2005 Fund
Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund
Target 2030 Fund

This Statement of Additional Information adds to the discussion in the funds'
Prospectuses, dated February 1, 2002, but is not a prospectus. The Statement of
Additional Information should be read in conjunction with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American
Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the funds' annual and semiannual report, which is delivered to all shareholders. You may obtain a free copy of the funds' annual or semiannual report by calling 1-800-345-2021.

American Century
Investment Services, Inc.

[american century logo and text logo (reg. sm)]

                                                                            1

THE FUNDS' HISTORY

American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March
25, 1985. The Trust was known as Benham Target Maturities Trust until January
1997. Throughout this Statement of Additional Information we refer to American
Century Target Maturities Trust as the Trust.

Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

                        INVESTOR CLASS                 ADVISOR CLASS                     C CLASS
------------------------------------------------------------------------------------------------------
                    Inception      Ticker           Inception     Ticker           Inception   Ticker
Fund                Date           Symbol           Date          Symbol           Date        Symbol
------------------------------------------------------------------------------------------------------
Target 2005 Fund    03/25/1985     BTFIX            08/03/1998    ATRGX             N/A         N/A
------------------------------------------------------------------------------------------------------
Target 2010 Fund    03/25/1985     BTTNX            10/20/1998    ACTRX             N/A         N/A
------------------------------------------------------------------------------------------------------
Target 2015 Fund    09/01/1986     BTFTX            07/23/1999    ACTTX             N/A         N/A
------------------------------------------------------------------------------------------------------
Target 2020 Fund    12/29/1989     BTTTX            10/19/1998    ACTEX             N/A         N/A
------------------------------------------------------------------------------------------------------
Target 2025 Fund    02/15/1996     BTTRX            06/01/1998    BTMTF             N/A         N/A
------------------------------------------------------------------------------------------------------
Target 2030 Fund    06/01/2001     ACTAX            N/A           N/A               10/08/01    N/A
------------------------------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on this page. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the
Prospectuses.

Each fund is diversified as defined in the Investment Company Act of 1940 (the
Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities).

To  meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and strategies the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and strategy contributes to a fund's overall risk profile.

2

Zero-Coupon Securities

Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities),
TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of
Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

The Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of REFCORP bonds.

Zero-Coupon U.S. government securities are the unmatured interest coupons and underlying principal portions of securities issued by U.S. government agencies and government-sponsored enterprises. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Managing to the Target Year

Anticipated Value at Maturity

The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the funds are open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the fund managers do not guarantee that a certain price per share will be attained by the time a fund is liquidated. Instead, the fund managers attempt to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4) Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

                                                                            3

These measures enable the fund managers to calculate an anticipated value at maturity (AVM) for each fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

                AVM = NAV(1+AGR)(2T)
                            ---
                             2

where NAV = the fund's current price per share, T = the fund's weighted average term to maturity in years, and AGR = the fund's anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the fund managers calculate AVM for each fund each day the funds are open for business.

In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of each fund and the price behavior of directly held zero-coupon bonds with comparable maturities, each fund has made an undertaking to the Securities and Exchange
Commission (SEC) that each fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of a fund will have a duration that falls within the fund's target maturity year.

Anticipated Growth Rate

The fund managers also calculate an anticipated growth rate (AGR) for each fund each day the funds are open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund's target maturity date. As is the case with calculations of AVM, the
AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund's expense ratio and portfolio composition will remain constant. Each fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the fund's investments.

The advisor expects that shareholders who hold their shares until a fund's weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

As a demonstration of how the funds have behaved over time, the following tables show each fund's AGR and AVM as of September 30 for each of the past five years.

The funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the funds' AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

Anticipated Growth Rate    9/30/97     9/30/98    9/30/99     9/30/2000    9/30/2001
-------------------------------------------------------------------------------------
Target 2005                5.57%       3.98%      5.64%       5.61%        3.38%
-------------------------------------------------------------------------------------
Target 2010                5.80%       4.41%      5.95%       5.68%        4.42%
-------------------------------------------------------------------------------------
Target 2015                5.93%       4.81%      6.06%       5.77%        5.14%
-------------------------------------------------------------------------------------
Target 2020                5.98%       4.90%      6.10%       5.76%        5.43%
-------------------------------------------------------------------------------------
Target 2025                5.86%       4.80%      5.73%       5.55%        5.30%
-------------------------------------------------------------------------------------
Target 2030                N/A         N/A        N/A         N/A          5.31%
-------------------------------------------------------------------------------------

4

Anticipated Value at Maturity   9/30/97    9/30/98    9/30/99    9/30/2000    9/30/2001
----------------------------------------------------------------------------------------
Target 2005                     $100.85    $101.53    $101.28    $101.94      $101.32
----------------------------------------------------------------------------------------
Target 2010                     $103.40    $104.85    $105.56    $105.14      $104.90
----------------------------------------------------------------------------------------
Target 2015                     $110.52    $112.63    $112.62    $113.36      $113.56
----------------------------------------------------------------------------------------
Target 2020                     $104.84    $106.96    $107.30    $108.05      $108.24
----------------------------------------------------------------------------------------
Target 2025                     $110.88    $112.23    $111.81    $113.99      $116.77
----------------------------------------------------------------------------------------
Target 2030                     N/A        N/A        N/A        N/A          $105.87
----------------------------------------------------------------------------------------

Coupon-Bearing U.S. Treasury Securities

U.S. Treasury bills, notes and bonds are direct obligations of the U.S.
Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates.
Coupon-bearing securities generate current interest payments, and part of a fund's return may come from reinvesting interest earned on these securities.

Cash Management

Each fund may invest in U.S. government agency overnight discount notes or up to
5% of its total assets in any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions.

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.

Loans of Portfolio Securities

Each fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor, American Century
Investment Management, Inc., adheres to the following guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern

(1) the type and amount of collateral that must be received by the fund;

(2) the circumstances under which additions to that collateral must be made by borrowers;

(3) the return received by the fund on the loaned securities;

(4) the limitations on the percentage of fund assets on loan; and

(5) the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment
Company Act.

                                                                            5

Subject        Policy
--------------------------------------------------------------------------------
Senior         A fund may not issue senior securities, except as permitted under
Securities     the Investment Company Act
--------------------------------------------------------------------------------
Borrowing      A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending        A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt
               securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate    A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration  A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting   A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities    A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
               instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control        A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds, that permit such transactions. All such transactions will be subject to the limits on borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United
    States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

6

Subject          Policy
--------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or
                 contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in
                 futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objectives or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1) interest-bearing bank accounts or certificates of deposit;

(2) U.S. government securities and repurchase agreements collateralized by U.S.
    government securities; and

(3) money market funds.

PORTFOLIO TURNOVER

Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the funds' managers carefully weigh the potential benefits of short-term investing against these considerations.

The funds' portfolio turnover rates are listed in the Financial Highlights tables in the Prospectus.

MANAGEMENT

The individuals listed in the table below serve as trustees or officers of the funds. Trustees listed as interested persons of the funds (as defined in the
Investment Company Act) are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century
Investment Management, Inc. (ACIM), and the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS).

The remaining trustees, because they are not "interested" persons of the funds, are viewed as independent trustees under the Investment Company Act provisions and SEC rules referencing such trustees. More than two-thirds of the trustees are independent; that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM and ACIS.

                                                                              7

All persons named as officers of the funds also serve in similar capacities for the investment companies advised by ACIM. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The officers listed in the following table are interested persons of the funds as described above.

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                                           Length                                   Complex      Other
                            Position(s)    of Time                                  Overseen     Directorships
                            Held with      Served     Principal Occupation(s)       by           Held by
Name, Address (Age)         Funds          (years)    During Past 5 Years           Trustee      Trustee
--------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III        Trustee,       6          Co-Chairman, ACC              76           Director, ACC,ACIM, ACSC
4500 Main Street            Chairman                  (September 2000 to present)                and other ACC subsidiaries
Kansas City, MO 64111       of                        Co-Chief Investment Officer,
(42)                        the Board                 U.S. Equities (September 2000
                                                      to February 2001)
                                                      Chief Executive Officer,ACC
                                                      ACIM, ACSC and
                                                      other ACC subsidiaries
                                                      (June 1996 to September 2000)
                                                      President, ACC (January 1995
                                                      to June 1997)
                                                      President, ACIM and ACSC
                                                      (April 1993 to August 1997)
--------------------------------------------------------------------------------------------------------------------------------
William M. Lyons            Trustee        4          Chief Executive Officer, ACC  38           Director, ACIM,ACSC and other
4500 Main Street                                      and other ACC subsidiaries                 ACC subsidiaries
Kansas City, MO 64111                                 (September 2000 to present)
(46)                                                  President, ACC (June 1997
                                                      to present)
                                                      Chief Operating Officer,
                                                      ACC (June 1996 to
                                                      September 2000)
                                                      General Counsel, ACC, ACIM,
                                                      ACIS, ACSC and other ACC
                                                      subsidiaries (June 1989 to
                                                      June 1998)
                                                      Executive Vice President,
                                                      ACC (January 1995
                                                      to June 1997)
                                                      Also serves as: Executive
                                                      Vice President and Chief
                                                      Operating Officer, ACIM,
                                                      ACSC and other ACC
                                                      subsidiaries, and
                                                      Executive Vice President
                                                      of other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
--------------------------------------------------------------------------------------------------------------------------------

Albert Eisenstat            Trustee        6          General Partner,              38           Independent Director,
1665 Charleston Road                                  Discovery Ventures                         Sungard Data Systems
Mountain View, CA 94043                               (Venture capital firm,                     (1991 to present)
(71)                                                  1996 to 1998)                              Independent Director,
                                                                                                 Business Objects S/A
                                                                                                 (1994 to present)
--------------------------------------------------------------------------------------------------------------------------------

8

                                                                                Number of
                                                                                Portfolios
                                                                                in Fund
                                          Length                                Complex      Other
                           Position(s)    of Time                               Overseen     Directorships
                           Held with      Served   Principal Occupation(s)      by           Held by
Name, Address (Age)        Funds          (years)  During Past 5 Years          Trustee      Trustee
--------------------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson           Trustee        6        Charles J. Meyers Professor    38         None
1665 Charleston Road                               of Law and Business,
Mountain View, CA 94043                            Stanford Law School
(55)                                               (1979 to present)
                                                   Mark and Eva Stern
                                                   Professor of Law and
                                                   Business, Columbia
                                                   University School of Law
                                                   (1992 to present)
                                                   Counsel, Marron, Reid &
                                                   Sheehy (a San Francisco
                                                   law firm, 1984 to present)
--------------------------------------------------------------------------------------------------------------------------------
Kathryn A. Hall            Advisory       0        President and                Not          Director, Princeton University
1665 Charleston Road       Board                   Managing Director,           Applicable   Investment Company
Mountain View, CA 94043    Member                  Laurel Management                         (1997 to present)
(44)                                               Company, LLC                              Director, Standford Management
                                                   (1996-present)                            Company (2001 to present)
                                                                                             Director, UCSF Foundation
                                                                                             (2000 to present)
                                                                                             Director, San Francisco Day School
                                                                                             (1999 to present)
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           Trustee        21       Partner, Oak Hill Capital    38           Director, Dimensional
1665 Charleston Road                               Management, (1999-present)                Fund Advisors
Mountain View, CA 94043                            Principal, Long-Term                      (investment advisor,
(60)                                               Capital Management                        1982 to present)
                                                   (investment advisor,                      Director, Smith Breeden Family
                                                   1993 to January 1999)                     of Funds (1992 to present)
                                                   Frank E. Buck Professor
                                                   of Finance, Stanford
                                                   Graduate School of Business
                                                   (1981 to present)
--------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott           Trustee        30       Ralph M. Parsons Professor   38           Director, RCM Capital Funds, Inc.
1665 Charleston Road                               of Law and Business,                      (1994 to present)
Mountain View, CA 94043                            Stanford Law School
(73)                                               (1972 to present)
--------------------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers          Trustee        17       Director and Partner,,       38           Director, Indus International
1665 Charleston Road                               Windy Hill Productions, LP                (software solutions,
Mountain View, CA 94043                            (educational software,                    January 1999 to present)
(56)                                               1994 to 1998)                             Director, Quintus Corporation
                                                                                             (automation solutions,
                                                                                             1995 to present)
--------------------------------------------------------------------------------------------------------------------------------
Officers
--------------------------------------------------------------------------------------------------------------------------------
William M. Lyons           President      1        See entry above under        38           See entry above
4500 Main Street                                   "Interested Trustees".                    "Interested Trustees".
Kansas City, MO 64111
(46)
--------------------------------------------------------------------------------------------------------------------------------
Robert T. Jackson          Executive      1        Chief Administrative Officer   Not        Not applicable.
4500 Main St.              Vice                    and Chief Financial Officer, applicable
Kansas City, MO 64111      President               ACC (August 1997 to present)
(56)                       and                     President, ACSC
                           Chief                   (January 1999 to present)
                           Financial               Executive Vice President,ACC
                           Officer                 (May 1995 to present)
                                                   Also serves as: Executive Vice
                                                   President and Chief Financial
                                                   Officer, ACIM, ACIS
                                                   and other ACC subsidiaries
--------------------------------------------------------------------------------------------------------------------------------

9

                                                                                    Number of
                                                                                    Portfolios
                                                                                    in Fund
                                           Length                                   Complex        Other
                            Position(s)    of Time                                  Overseen       Directorships
                            Held with      Served     Principal Occupation(s)       by             Held by
Name, Address (Age)         Funds          (years)    During Past 5 Years           Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA        Senior Vice    1          Senior Vice President and       Not          Not applicable
4500 Main St.               President,                Assistant Treasurer, ACSC     applicable
Kansas City, MO 64111       Treasurer
(45)                        and Chief
                            Accounting
                            Officer
------------------------------------------------------------------------------------------------------------------------------
David C. Tucker             Senior Vice    1          Senior Vice President, ACIM,    Not          Not applicable
4500 Main St.               President                 ACIS, ACSC and other ACC      applicable
Kansas City, MO 64111       and                       subsidiaries
(43)                        General                   (June 1998 to present)
                            Counsel                   General Counsel, ACC,
                                                      ACIM, ACIS, ACSC and
                                                      other ACC subsidiaries
                                                      (June 1998 to present)
                                                      Consultant to mutual
                                                      fund industry
                                                      (May 1997 to April 1998)
------------------------------------------------------------------------------------------------------------------------------
C. Jean Wade                Controller,    5          Vice President, ACSC             Not         Not applicable
4500 Main St.               Vice                      (February 2000 to present)    applicable
Kansas City, MO 64111       President                 Controller-Fund Accounting,
(37)                                                  ACSC
------------------------------------------------------------------------------------------------------------------------------
Jon Zindel                  Tax Officer    4          Vice President, Corporate Tax,   Not         Not applicable
4500 Main Street                                      ACSC (April 1998 to present)  applicable
Kansas City, MO 64111                                 Vice President, ACIM,ACIS
(34)                                                  and other ACC subsidiaries
                                                      (April 1999 to present)
                                                      President, American Century
                                                      Employee Benefit Services, Inc.
                                                      (January 2000 to December 2000)
                                                      Treasurer, American Century
                                                      Ventures, Inc.
                                                      (December 1999 to January 2001)
                                                      Director of Taxation, ACSC
                                                      (July 1996 to April 1998)
------------------------------------------------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES

The Trustees and member of the Advisory Board are listed above. The Board of
Trustees and the Advisory Board oversee the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the funds, it has hired the advisor to do so. The trustees, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the Trustees and the Advisory Board review material factors to evaluate such contracts, including (but not limited to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility.  Consequently, the trustees may adopt Bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such Bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

10

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                                       Meetings Held
                                                                                                       During Last
Committee      Members               Function                                                          Fiscal Year
---------------------------------------------------------------------------------------------------------------------
Audit          Jeanne D. Wohlers     The Audit Committee recommends the engagement of the              4
               Albert Eisenstat      funds' independent auditors and oversees its activities.
               Kenneth E. Scott      The committee receives reports from the advisor's Internal
                                     Audit Department, which is accountable to the committee.
                                     The committee also receives reporting about compliance
                                     matters affecting the Trust.
---------------------------------------------------------------------------------------------------------------------
Nominating     Kenneth E. Scott      The Nominating Committee primarily considers and                  4
               Ronald J. Gilson      recommends individuals for nomination as trustees. The
               Albert Eisenstat      names of potential trustee candidates are drawn from a
               Myron S. Scholes      number of sources, including recommendations from members
               Jeanne D. Wohlers     of the board, management and shareholders. This committee
                                     also reviews and makes recommendations to the board with
                                     respect to the composition of board committees and other
                                     board-related matters, including its organization, size,
                                     composition, responsibilities, functions and compensation.
---------------------------------------------------------------------------------------------------------------------
Portfolio      Myron S. Scholes      The Portfolio Committee reviews quarterly the investment          4
               Ronald J. Gilson      activities and strategies used to manage fund assets. The
                                     committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning
                                     the funds' investments.
---------------------------------------------------------------------------------------------------------------------
Quality        Ronald J. Gilson      The Quality of Service Committee reviews the level and quality    4
of             Myron S. Scholes      of transfer agent and administrative services provided to the
Service        William M. Lyons      funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and
                                     seeks to improve such services where feasible and appropriate.
---------------------------------------------------------------------------------------------------------------------

Compensation of Trustees

The trustees serve as trustees for eight American Century investment companies.
Each trustee who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all eight companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by the board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
                      Total Compensation   Total Compensation from the
Name of Trustee(1)    from the Funds(2)    American Century Family of Funds(3)
--------------------------------------------------------------------------------
Albert Eisenstat      $8,257               $79,750
--------------------------------------------------------------------------------
Ronald J. Gilson      $8,758               $87,750
--------------------------------------------------------------------------------
Myron S. Scholes      $7,969               $74,750
--------------------------------------------------------------------------------
Kenneth E. Scott      $8,422               $82,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers     $8,042               $76,000
--------------------------------------------------------------------------------

(1) Mr. Isaac Stein retired from the Board on September 15, 2000. He received
    $318 from the funds during the fiscal year ended September 30, 2001.

(2) Includes compensation paid to the trustees during the fiscal year ended
    September 30, 2001, and also includes amounts deferred at the election of the trustees under the Amended and Restated American Century Mutual Funds
    Deferred Compensation Plan for Non-Interested Directors and Trustees. The
    total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $10,000; Mr. Gilson, $87,750; Mr. Scholes, $74,750;
    Mr. Scott, $41,000 and Ms. Wohlers, $43,560.

(3) Includes compensation paid by the eight investment company members of the
    American Century family of funds served by this board.

The funds have adopted the Amended and Restated American Century Mutual Funds
Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the
plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended September 30, 2001.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2001, as shown in the table below:

                                                                         Name of Trustees
                                                 -------------------------------------------------------------
                                                   James E.       William M.        Albert        Ronald J.
                                                  Stowers III        Lyons         Eisenstat       Gilson
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
  Target 2005                                          A               A               A              A
--------------------------------------------------------------------------------------------------------------
  Target 2010                                          A               A               A              A
--------------------------------------------------------------------------------------------------------------
  Target 2015                                          A               A               A              A
--------------------------------------------------------------------------------------------------------------
  Target 2020                                          A               A               A              A
--------------------------------------------------------------------------------------------------------------
  Target 2025                                          A               A               A              B
--------------------------------------------------------------------------------------------------------------
  Target 2030                                          A               A               A              A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                         E               E               E              E
--------------------------------------------------------------------------------------------------------------

                                                                            Name of Trustees
                                               ---------------------------------------------------------------
                                                           Myron S.        Kenneth E.      Jeanne D.
                                                           Scholes           Scott          Wohlers
--------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Target 2005                                                A                A               A
--------------------------------------------------------------------------------------------------------------
   Target 2010                                                A                A               A
--------------------------------------------------------------------------------------------------------------
   Target 2015                                                A                A               A
--------------------------------------------------------------------------------------------------------------
   Target 2020                                                A                A               A
--------------------------------------------------------------------------------------------------------------
   Target 2025                                                A                A               A
--------------------------------------------------------------------------------------------------------------
   Target 2030                                                A                A               A
--------------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Trustees in
Family of Investment Companies                                E                E               E
--------------------------------------------------------------------------------------------------------------
Ranges: A--none, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--More than $100,000

12

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of December 31, 2001, the following companies were the record owners of more than 5% of the outstanding shares of any class of a fund.

Fund                  Shareholder and Percentage of Outstanding Shares Owned
--------------------------------------------------------------------------------
Investor Class
--------------------------------------------------------------------------------
Target 2005           Charles Schwab & Co.                            19%
                      San Francisco, CA

                      National Financial Services Corp.                6%
                      New York, NY
--------------------------------------------------------------------------------
Target 2010           Charles Schwab & Co.                            19%
                      San Francisco, CA

                      National Financial Services Corp.                7%
                      New York, NY
--------------------------------------------------------------------------------
Target 2015           Charles Schwab & Co.                            22%
                      San Francisco, CA

                      National Financial Services Corp.                5%
                      New York, NY
--------------------------------------------------------------------------------
Target 2020           Charles Schwab & Co.                            30%
                      San Francisco, CA

                      National Financial Services Corp.                7%
                      New York, NY
--------------------------------------------------------------------------------
Target 2025           Charles Schwab & Co.                            35%
                      San Francisco, CA

                      National Financial Services Corp.                8%
                      New York, NY
--------------------------------------------------------------------------------
Target 2030           National Financial Services Corp                11%
                      New York, NY

                      American Century Investment Management Inc.     11%
                      Kansas City, MO

                      Charles Schwab & Co.                             6%
                      San Francisco, CA

                      National Financial Services Corp.                5%
                      FBO Chris Robinson New York NY
--------------------------------------------------------------------------------
Advisor Class
--------------------------------------------------------------------------------
Target 2005           Charles Schwab & Co.                            95%
                      San Francisco, CA
--------------------------------------------------------------------------------
Target 2010           Charles Schwab & Co.                            94%
                      San Francisco, CA
--------------------------------------------------------------------------------

                                                                            13

Fund                  Shareholder and Percentage of Outstanding Shares Owned
--------------------------------------------------------------------------------
Target 2015           A G Edwards & Sons Inc.                         49%
                      C/F Robert C. Kiehl St. Louis, MO

                      National Financial Services Corp.               33%
                      New York, NY

                      A G Edwards & Sons Inc.                         18%
                      C/F Ann Council St. Louis, MO
--------------------------------------------------------------------------------
Target 2020           Charles Schwab & Co.                            86%
                      San Francisco, CA

                      National Financial Services LLC                  8%
                      New York, NY
--------------------------------------------------------------------------------
Target 2025           Charles Schwab & Co.                            84%
                      San Francisco CA
--------------------------------------------------------------------------------
C Class
--------------------------------------------------------------------------------
Target 2030           Helen W. Adams                                  19%
                      Durham, NC

                      Elaine Williams                                 19%
                      Oceanside, CA

                      J. Allen Huggins                                 9%
                      Raleigh, NC

                      Constance K. Steinberg                           5%
                      South Euclid, OH
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Target Maturities Trust. As of
January 9, 2002 the officers and trustees of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the Trust that is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its common stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the Prospectuses under the heading, Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified

14

management fee is determined are shown in the following tables. The Investment
Category Fees are determined according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR  TARGET 2005, TARGET 2010, TARGET 2015,
TARGET 2020, TARGET 2025 AND TARGET 2030
--------------------------------------------------------------------------------
Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.3600%
Next $1 billion                      0.3080%
Next $3 billion                      0.2780%
Next $5 billion                      0.2580%
Next $15 billion                     0.2450%
Next $25 billion                     0.2430%
Thereafter                           0.2425%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
------------------------------------------------------------------------------
                          Fee Rate             Fee Rate           Fee Rate
Complex Assets            Investor Class       Advisor Class      C Class
------------------------------------------------------------------------------
First $2.5 billion        0.3100%              0.0600%            0.3100%
Next $7.5 billion         0.3000%              0.0500%            0.3000%
Next $15 billion          0.2985%              0.0485%            0.2985%
Next $25 billion          0.2970%              0.0470%            0.2970%
Next $50 billion          0.2960%              0.0460%            0.2960%
Next $100 billion         0.2950%              0.0450%            0.2950%
Next $100 billion         0.2940%              0.0440%            0.2940%
Next $200 billion         0.2930%              0.0430%            0.2930%
Next $250 billion         0.2920%              0.0420%            0.2920%
Next $500 billion         0.2910%              0.0410%            0.2910%
Thereafter                0.2900%              0.0400%            0.2900%
------------------------------------------------------------------------------

On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and (2) the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

                                                                            15

The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended September 30, 2001, 2000, and 1999, are indicated in the following table.

UNIFIED MANAGEMENT FEES
-----------------------------------------------------------------------------
Fund             2001             2000              1999
-----------------------------------------------------------------------------
Target 2005
    Investor     $1,797,165       $2,063,845        $3,086,606
    Advisor      $14,470          $9,756            $3,088
-----------------------------------------------------------------------------
Target 2010
    Investor     $1,587,692       $1,296,216        $1,433,295
    Advisor      $8,028           $4,493            $1,854
-----------------------------------------------------------------------------
Target 2015
    Investor     $843,479         $941,948          $1,225,466
    Advisor      $106             $57               $5
-----------------------------------------------------------------------------
Target 2020
    Investor     $1,534,534       $1,569,606        $2,195,363
    Advisor      $4,400           $2,158            $731
-----------------------------------------------------------------------------
Target 2025
    Investor     $2,451,643       $4,035,288        $2,074,030
    Advisor      $3,617           $3,056            $1,572
-----------------------------------------------------------------------------
Target 2030
    Investor     $6,148(1)        N/A               N/A
-----------------------------------------------------------------------------

(1)  June 1, 2001 (inception) through September 30, 2001.

16

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation (ACSC), 4500 Main Street, Kansas City,
Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P. Morgan Chase Bank., 770 Broadway, 10th Floor, New York, New York
10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105,
each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City,
Missouri 64105. As the independent accountants of the funds,
PricewaterhouseCoopers LLP provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
September 30, 1999, 2000, and 2001, the funds did not pay any brokerage commissions.

                                                                            17

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares issued by the Trust, and shares of each fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (i.e., all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the
Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.
Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

FUND LIQUIDATIONS

Near the end of each fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another
American Century fund. The estimated expenses of terminating and liquidating a fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a fund and, therefore, should have little or no effect on the maturity value of that fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Trustees has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of shares: an Investor Class, an
Advisor Class and a C Class. Not all funds offer all three classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Advisor Class is made available through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. In addition to the management fee, however, the Advisor
Class shares are subject to a Master Distribution and Shareholder Services Plan
(the Advisor Class Plan)(described below). The C Class also is made available through financial intermediaries, for purchase by individual investors using
"wrap

18

account" style advisory and personal services from the intermediary. The total management fee is the same as for Investor Class, but the C Class shares also are subject to a Master Distribution and Individual Shareholder Services Plan
(the C Class Plan)(described below). The Advisor Class Plan and the C Class Plan have been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12B-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Trustees and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' Advisor and C Classes have approved and entered into the Advisor Class Plan and the C Class Plan. The Plans are described below.

In adopting the Plans, the Board of Trustees (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of
Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plans. Continuance of the Plans must be approved by the Board of Trustees (including a majority of the independent trustees)
annually. The Plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Rules of Fair Practice of the National Association of Securities Dealers (NASD).

Master Distribution and Shareholder Services Plan (Advisor Class Plan)

As described in the Prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries such as banks, broker-dealers and insurance companies. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the distributor a fee of 0.50% annually of the aggregate average daily asset value of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services. During the fiscal year ended September 30, 2001, the aggregate amount of fees paid under the Advisor Class Plan were as follows. Target 2030 Advisor
Class was not in operation during the fiscal year ended September 30, 2001.

                                                                            19

   Target 2005    $21,554
   Target 2010    $11,936
   Target 2015    $156
   Target 2020    $6,536
   Target 2025    $5,368
   Target 2030    N/A

Payments may be made for a variety of shareholder services, including, but not limited to:

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds'
    distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d) providing and maintaining elective services such as check writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended September 30, 2001, the amount of fees paid under the Advisor Class Plan for shareholder services were as follows. Target 2030
Advisor Class was not in operation during the fiscal year ended September 30,
2001.

   Target 2005    $10,777
   Target 2010    $5,968
   Target 2015    $78
   Target 2020    $3,268
   Target 2025    $2,684
   Target 2030    N/A

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

20

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended September 30, 2001, the amount of fees paid under the Advisor Class Plan for distribution services were as follows. Target 2030
Advisor Class was not in operation during the fiscal year ended September 30,
2001.

   Target 2005    $10,777
   Target 2010    $5,968
   Target 2015    $78
   Target 2020    $3,268
   Target 2025    $2,684
   Target 2030    N/A

Master Distribution and Individual Shareholder Services Plan (C Class Plan)

As described in the Prospectuses, the C Class shares of Target 2030 are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the Advisor, as

                                                                              21

paying agent for the fund, a fee equal to 0.75% annually of the average daily net asset value of the fund's C Class shares, 0.25% of which is paid for individual shareholder services (as described below) and 0.50% of which is paid for distribution services (as described below). Because this is a new class, no fees were paid under the C Class Plan for the most recent fiscal year.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the fund's C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses)
    of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the fund's shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

22

Dealer Concessions

The fund's distributor expects to pay sales commissions to certain financial intermediaries who sell C Class shares of the fund at the time of such sales.
Payments will equal 0.75% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the distribution fee paid by the fund for the first 13 months after the shares are purchased by any financial intermediary that received the concession. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first 13 months, the distributor will make the distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a monthly basis.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds' Prospectuses and in Your Guide to American Century Services. The
Prospectuses and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

Each fund's net asset value per share (NAV) is calculated as of ONE HOUR BEFORE the close of business of the New York Stock Exchange, each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Securities held by the funds normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received

                                                                             23

by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, if the fund elects to include the discount in income, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.

Under the Code, any distribution of a fund's net realized long-term capital gains that is designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

As of September 30, 2001, the fund in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund                  Capital Loss Carryover
--------------------------------------------------------------------------------
Target 2005           $6,583,114 (expiring in 2008 through 2009)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the funds are suitable investments.

24

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature. As a new fund, performance information for Target 2030 is not available as of the date of this
Statement of Additional Information.

The thirty-day SEC yield calculation for non-money market funds is as follows:

YIELD = (2 [(a - b + 1)(6) - 1])
             -----
              cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d =
the maximum offering price per share on the last day of the period.

FUND YIELDS (30-day period ended September 30, 2001)
-------------------------------------------------------------------------------------
Fund           30-Day SEC Yield - Investor Class    30-Day SEC Yield - Advisor Class
------------------------------------------------------------------------------------
Target 2005    3.84%                                3.58%
Target 2010    4.71%                                4.46%
Target 2015    5.42%                                5.16%
Target 2020    5.77%                                5.51%
Target 2025    5.65%                                5.39%
------------------------------------------------------------------------------------

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

Return before taxes shows the actual change in the value of the fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the fund shares. Return after taxes on distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return after taxes on distributions and the sale of fund shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

                                                                            25

In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years.
Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

AVERAGE ANNUAL TOTAL RETURNS - INVESTOR CLASS
(Fiscal Year Ended September 30,2001)
------------------------------------------------------------------------------------------
Fund                                   One year    Five years    Ten years   Life of fund
------------------------------------------------------------------------------------------
Target 2005

Return Before Taxes                    15.02%       8.93%         9.71%      12.94%(1)

Return After Taxes on Distributions    12.34%       6.35%         6.25%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                 8.95%       5.93%         6.10%          N/A
------------------------------------------------------------------------------------------
Target 2010

Return Before Taxes                    17.89%      10.72%        10.92%      14.24%(1)

Return After Taxes on Distributions    15.52%       8.01%         8.15%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                10.74%       7.32%         7.66%          N/A
------------------------------------------------------------------------------------------
Target 2015

Return Before Taxes                    15.35%      11.63%        11.63%      10.34%(2)

Return After Taxes on Distributions    12.88%       9.03%         8.48%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                 9.22%       8.18%         8.09%          N/A
------------------------------------------------------------------------------------------
Target 2020

Return Before Taxes                    12.36%      12.20%        12.05%      10.57%(3)

Return After Taxes on Distributions     8.36%       7.60%         8.55%          N/A

Return After Taxes on Distributions
and Sale of Fund Shares                 9.18%       8.33%         8.68%          N/A
------------------------------------------------------------------------------------------
Target 2025

Return Before Taxes                    13.40%      13.19%         N/A         9.62%(4)

Return After Taxes on Distributions    10.35%      11.13%         N/A         7.85%

Return After Taxes on Distributions
and Sale of Fund Shares                 8.35%       9.85%         N/A         6.99%
------------------------------------------------------------------------------------------

(1) Commenced operations on March 25, 1985.

(2) Commenced operations on September 1, 1986.

(3) Commenced operations on December 29, 1989.

(4) Commenced operations on February 15, 1996.

26

AVERAGE ANNUAL TOTAL RETURNS - ADVISOR CLASS
(Fiscal Year Ended September 30, 2001)
--------------------------------------------------------------------------------
Fund                                     One Year        Life of fund
--------------------------------------------------------------------------------
Target 2005

Return Before Taxes                    14.76%                7.09%(1)

Return After Taxes on Distributions    12.18%                4.77%

Return After Taxes on Distributions
and Sale of Fund Shares                 8.81%                4.55%
--------------------------------------------------------------------------------
Target 2010

Return Before Taxes                    17.63%                5.41%(2)

Return After Taxes on Distributions    15.35%                2.99%

Return After Taxes on Distributions
and Sale of Fund Shares                10.58%                3.06%
--------------------------------------------------------------------------------
Target 2015

Return Before Taxes                    15.08%               11.25%(3)

Return After Taxes on Distributions    12.73%                9.04%

Return After Taxes on Distributions
and Sale of Fund Shares                 9.07%                7.87%
--------------------------------------------------------------------------------
Target 2020

Return Before Taxes                    12.09%                3.11%(4)

Return After Taxes on Distributions     8.21%               -1.45%

Return After Taxes on Distributions
and Sale of Fund Shares                 9.04%                1.15%
--------------------------------------------------------------------------------
Target 2025

Return Before Taxes                    13.16%                5.91%(5)

Return After Taxes on Distributions    10.21%                3.95%

Return After Taxes on Distributions
and Sale of Fund Shares                 8.21%                3.79%
--------------------------------------------------------------------------------

(1) Commenced operations on August 3, 1998.

(2) Commenced operations on October 20, 1998.

(3) Commenced operations on July 23, 1999.

(4) Commenced operations on October 19, 1998.

(5) Commenced operations on June 1, 1998.

PERFORMANCE COMPARISONS

The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds and discount rates
(source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial
Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield

                                                                             27

curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan
Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity
Index Report); the price of gold (sources: London a.m./p.m. fixing and New York
Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company
Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the Trust may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.

FINANCIAL STATEMENTS

The financial statements for the fiscal years ended September 30, 2001, 2000,
1999 and 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended September 30,
2001 are incorporated herein by reference. The financial statements for the fiscal year ended September 30, 1997 have been audited by other independent accountants. Their Independent Accountants' Reports and the financial statements included in the funds' Annual Reports for the fiscal year ended September 30,
1997 are incorporate herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus. The following is a summary of the rating categories referenced in the prospectus disclosure.

28

RATINGS OF CORPORATE DEBT SECURITIES

Standard & Poor's
--------------------------------------------------------------------------------
AAA           This is the highest rating assigned by S&P to a debt obligation.
              It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA            Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A             Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB           Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
              conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below
              BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB            Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B             Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC           Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
--------------------------------------------------------------------------------
CC            Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
              subordinated to senior debt that is assigned an actual or implied
              CCC rating.
--------------------------------------------------------------------------------
C             The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D             Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition for the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Aaa           This is the highest rating assigned by Moody's to a debt
              obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa            Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it
              comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A             Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
              Although capacity to pay interest and repay principal are
              considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
              conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa           Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
              While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------

                                                                             29

Moody's Investors Service, Inc.
--------------------------------------------------------------------------------
Ba            Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
              uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B             Debt rated B has a greater vulnerability to default, but currently has the capacity to meet interest payments and principal
              repayments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
              Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa           Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
              business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca            Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C             This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

Fitch, Inc.
--------------------------------------------------------------------------------
AAA           Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA            Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A             Debt rated in this category has a low expectation of credit risk.
              Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB           Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this
              capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB            Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow interest payments and principal repayments to be met.
              Securities rated in this category are not investment grade.
--------------------------------------------------------------------------------
B             Debt rated in this category has significant credit risk, but a limited margin of safety remains. Interest payments and principal repayments currently are being met, but capacity for continued
              debt service payments is contingent upon a sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C    Debt rated in these categories has a real possibility for default.
              Capacity for meeting interest payments and principal repayments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D    The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
              reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
              'DDD' obligations have the highest potential for recovery, around
              90%- 100% of outstanding amounts and accrued interest. 'DD'
              indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.  Entities rated in this category have defaulted on some or all of their obligations.
              Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.
--------------------------------------------------------------------------------

30

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
---------------------------------------------------------------------------------------------------
S&P       Moody's   Description
---------------------------------------------------------------------------------------------------
A-1       Prime-1   This indicates that the degree of safety regarding timely payment is strong.
          (P-1)     Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.
---------------------------------------------------------------------------------------------------
A-2       Prime-2   Capacity for timely payment on commercial paper is satisfactory, but the
          (P-2)     relative degree of safety is not as high as for issues designated A-1.
                    Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.
---------------------------------------------------------------------------------------------------
A-3       Prime-3   Satisfactory capacity for timely repayment. Issues that carry this rating are
          (P-3)     somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
---------------------------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       Moody's         Description
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1   Notes are of the highest quality enjoying strong
                          protection from established cash flows of funds for
                          their servicing or from established and broad-based
                          access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2   Notes are of high quality with margins of protection
                          ample, although not so large as in the preceding
                          group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3   Notes are of favorable quality with all security
                          elements accounted for, but lacking the undeniable
                          strength of the preceding grades. Market access for
                          refinancing, in particular, is likely to be less well
                          established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4   Notes are of adequate quality, carrying specific risk
                          but having protection and not distinctly or
                          predominantly speculative.
--------------------------------------------------------------------------------

                                                                             31

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and Semiannual Reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person         SEC Public Reference Room
                  Washington, D.C.
                  Call 1-202-942-8090 for location and hours.

On the Internet   * EDGAR database at www.sec.gov
                  * By email request at publicinfo@sec.gov

By mail           SEC Public Reference Section
                  Washington, D.C.  20549-0102

Investment Company Act File No. 811-4165

[american century logo and text logo (reg. sm)]

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-28520 0202

AMERICAN CENTURY TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 37
1940 Act Amendment No. 39
--------------------------------------------------------------------------------

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Agreement and Declaration of Trust dated May 31, 1995 (filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 24 to
          the Registration Statement of the Registrant on November 29, 1995,
          File No. 2-94608).

          (2) Amendment to the Declaration of Trust dated October 21, 1996
          (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27
          to the Registration Statement of the Registrant on August 28, 1997,
          File No. 2-94608).

          (3) Amendment to the Declaration of Trust dated August 1, 1997 (filed electronically as Exhibit 1 to Post-Effective Amendment No. 27 to the
          Registration Statement of the Registrant on August 28, 1997, File No.
          2-94608).

          (4) Amendment No. 1 to the Declaration of Trust dated December 18,2000
          (filed electronically as Exhibit a4 of Post-Effective Amendment No. 33
          to the Registration Statement of the Registrant, filed on January 31,
          2001, File No. 2-94608).

          (5) Amendment No. 2 to Declaration of Trust dated March 6, 2001 (filed electronically as Exhibit a5 to Post-Effective Amendment No. 36 to the
          Registration Statement of the Registrant, filed on April 17, 2001,
          File No. 2-94608).

(b)       Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article VIII, Article X, Article XI and Article
          XII of Registrant's Declaration of Trust , appearing as Exhibit (1)(b)
          to Post-Effective Amendment No. 24 and Exhibit (1) to Post-Effective
          Amendment No. 27 to the Registration Statements on Form N-1A of the
          Registrant; and Article II, Article VII and Article VIII of
          Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to
          Post-Effective Amendment No. 24 to the Registration Statement on Form
          N-1A of the Registrant.

(d)       (1) Investor Class Investment Management Agreement between American
          Century Target Maturities Trust and American Century Investment
          Management, Inc., dated August 1, 1997 (filed electronically as
          Exhibit 5 to Post-Effective Amendment No. 33 to the Registration
          Statement of American Century Government Income Trust, on July 31,
          1997, File No. 2-99222).

          (2) Amendment to the Investor Class Management Agreement between
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated March 31, 1998 (filed
          electronically as Exhibit 5b to Post-effective Amendment No. 23 to the
          Registration Statement of American Century Municipal Trust on March
          26, 1998, File No. 2-91229).

          (3) Amendment to the Investor Class Management Agreement between
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 39 to the Registration
          Statement of American Century Government Income Trust on July 28,1999,
          File No. 2-99222).

          (4) Amendment No. 1 to the Investor Class Management Agreement between
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 30 to the
          Registration Statement American Century California Tax-Free and
          Municipal Funds, filed on December 29, 2000, File No. 2-82734).

          (5) Amendment No. 2 to the Management Agreement (Investor Class)
          between American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d5 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 2001, File No. 2-99222).

          (6) Amendment No. 3 to the Management Agreement (Investor Class)
          between American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

          (7) Advisor Class Management Agreement between American Century Target
          Maturities Trust, American Century Government Income Trust, American
          Century International Bond Funds and American Century Quantitative
          Equity Funds and American Century Investment Management, Inc., dated
          August 1, 1997 as amended as of June 1, 1998 (filed electronically as
          Exhibit d3 to Post-Effective Amendment No. 9 to the Registration
          Statement of American Century Investment Trust on June 30, 1999, File
          No. 33-65170).

          (8) Amendment No. 1 to the Management Agreement (Advisor Class)
          between American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 36 to the
          Registration Statement of American Century Target Maturities Trust on
          April 17, 2001, File No. 2-94608).

          (9) Amendment No. 2 to the Management Agreement (Advisor Class)
          between American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d8 to Post-Effective Amendment No. 44 to the
          Registration Statement of American Century Government Income Trust on
          July 31, 2001, File No. 2-99222).

          (10) Amendment No. 3 to the Management Agreement (Advisor Class)
          between American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d10 to Post-Effective Amendment No. 16 to
          the Registration Statement of the Registrant on November 30, 2001,
          File No. 33-65170).

          (11) C Class Management Agreement between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 36 to the Registration Statement of the
          Registrant on April 17, 2001, File No. 2-94608).

          (12) Amendment No. 1 to the Management Agreement (C Class) between
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated August 1, 2001 (filed
          electronically as Exhibit d10 to Post-Effective Amendment No. 44 to
          the Registration Statement of American Century Government Income Trust
          on July 31, 2001, File No. 2-99222).

          (13) Amendment No. 2 to the Management Agreement (C Class) between
          American Century Target Maturities Trust and American Century
          Investment Management, Inc., dated December 3, 2001 (filed electronically as Exhibit d13 to Post-Effective Amendment No. 16 to
          the Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

(e)       (1) Distribution Agreement between American Century Target Maturities
          Trust and American Century Investment Services, Inc., dated March 13,
          2000 (filed electronically as Exhibit e7 to Post-Effective Amendment
          No. 17 to the Registration Statement of American Century World Mutual
          Funds, Inc. on March 30, 2000, File No. 33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 24, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated November 20, 2000 (filed electronically as
          Exhibit e10 to Post-Effective Amendment No. 29 to the Registration
          Statement of American Century Variable Portfolios, Inc. on December 1,
          2000, File No. 33-14567).

          (4) Amendment No. 3 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated March 1, 2001 (filed electronically as Exhibit
          e4 to Post-Effective Amendment No. 36 to the Registration Statement of
          the Registrant on April 17, 2001, File No. 2-94608).

          (5) Amendment No. 4 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated April 30, 2001 (filed electronically as Exhibit
          e5 to Post-Effective Amendment No. 36 to the Registration Statement of
          the Registrant on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 5 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated May 24, 2001 (filed electronically as Exhibit e6 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 30, 2001, File No.
          33-64872).

          (7) Amendment No. 6 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated August 1, 2001 (filed electronically as Exhibit
          e7 to Post-Effective Amendment No. 21 to the Registration Statement of
          American Century Capital Portfolios, Inc. on July 30, 2001, File No.
          33-64872).

          (8) Amendment No. 7 to the Distribution Agreement between American
          Century Target Maturities Trust and American Century Investment
          Services, Inc., dated December 3, 2001 (filed electronically as
          Exhibit e8 to Post-Effective Amendment No. 16 to the Registration
          Statement of American Century Investment Trust on November 30, 2001,
          File No. 33-65170).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Commerce Bank, N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century Investments
          (including American Century Target Maturities Trust), and The Chase
          Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit
          8 to Post-Effective Amendment No. 31 to the Registration Statement of
          American Century Government Income Trust on February 7, 1997, File No.
          2-99222).

          (3) Amendment to Global Custody Agreement between American Century
          Investments and the Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

(h)       (1) Transfer Agency Agreement between American Century Target
          Maturities Trust and American Century Services Corporation, dated
          August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 33 to the Registration Statement of American Century
          Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment to the Transfer Agency Agreement between American
          Century Target Maturities Trust and American Century Services
          Corporation, dated March 9, 1998 (filed electronically as Exhibit 9 to
          Post-Effective Amendment 23 to the Registration Statement of American
          Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 to Transfer Agency Agreement between American
          Century Target Maturities Trust and American Century Services
          Corporation, dated June 29, 1998 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (4) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Target Maturities Trust and American Century Services
          Corporation, dated November 20, 2000 (filed electronically as Exhibit
          h4 to Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (5) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Target Maturities Trust and American Century Services
          Corporation, dated August 1, 2001 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 44 to the Registration Statement of
          American Century Government Income Trust on July 31, 2001, File No.
          2-99222).

          (6) Amendment No. 4 to the Transfer Agency Agreement between American
          Century Target Maturities Trust and American Century Services
          Corporation, dated December 3, 2001 (filed electronically as Exhibit
          h6 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Investment Trust on November 30, 2001, File No.
          33-65170).

          (7) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 18, 2001
          (filed electronically as Exhibit h7 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 28, 2001, File No. 2-82734).

(i)       Opinion and consent of counsel (filed electronically as Exhibit i to
          Post-Effective Amendment No. 31 to the Registration Statement of the
          Registrant on January 29, 1999, File No. 2-94608).

(j)       (1) Consent of PricewaterhouseCoopers, LLP, independent accountants is included herein.

          (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit j2 to Post-Effective Amendment No. 31 to the
          Registration Statement of the Registrant on January 29, 1999, File No.
          2-94608).

          (3) Power of Attorney dated September 16, 2000 (filed electronically as Exhibit j3 of Post-Effective Amendment No. 33 to the Registration
          Statement of the Registrant on January 31, 2001, File No. 2-94608).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century International Bond
          Fund, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (Advisor Class), dated August 1, 1997 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 32 to the
          Registration Statement of the Registrant on January 31, 2000, File No.
          2-94608).

          (2) Amendment to Master Distribution and Shareholder Services Plan of
          American Century Government Income Trust, American Century
          International Bond Fund, American Century Target Maturities Trust and
          American Century Quantitative Equity Funds (Advisor Class), dated June
          29, 1998 (filed electronically as Exhibit m1 to Post-Effective
          Amendment No. 32 to the Registration Statement of the Registrant on
          January 31, 2000, File No. 2-94608).

          (3) Amendment No. 1 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated August 1, 2001 (filed
          electronically as Exhibit m3 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant, filed on July 31, 2001, File
          No. 2-99222).

          (4) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the
          Registration Statement of the Registrant on November 30, 2001, File
          No. 33-65170).

          (5) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class), dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 36 to the Registration Statement of the
          Registrant on April 17, 2001, File No. 2-94608).

          (6) Amendment No. 1 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated August 1, 2001 (filed electronically as Exhibit m5 to Post-Effective Amendment No. 44 to the
          Registration Statement of the Registrant on July 31, 2001, File No.
          2-99222).

          (7) Amendment No. 2 to the Master Distribution and Individual
          Shareholder Services Plan of American Century Government Income Trust,
          American Century Investment Trust, American Century California
          Tax-Free and Municipal Funds, American Century Municipal Trust,
          American Century Target Maturities Trust and American Century
          Quantitative Equity Funds (C Class), dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

(n)       (1) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 36 to the Registration Statement of
          the Registrant on April 17, 2001, File No. 2-94608).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (filed electronically as Exhibit n2 to Post-Effective Amendment No. 44 to the Registration
          Statement of American Century Government Income Trust on July 31,
          2001, File No. 2-99222).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated December 3, 2001, (filed
          electronically as Exhibit n3 to Post-Effective Amendment No. 16 to the
          Registration Statement of American Century Investment Trust on
          November 30, 2001, File No. 33-65170).

(o)       Not applicable.

(p)       American Century Investments Code of Ethics (filed electronically as
          Exhibit p to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

         Item 24. Persons Controlled by or Under Common Control with Registrant.

         Not applicable.

Item 25. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees
shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on March 19, 1998 (filed electronically as Exhibit 2 of Post-Effective Amendment No. 23 to the
Registration Statement of American Century Municipal Trust on March 26, 1998,
File No. 2-91229).

Item 26. Business and Other Connections of Investment Advisor.

         None.

Item 27. Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
-------------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director                 none

James E. Stowers III       Co-Chairman and Director              Chairman and
                                                                 Director

W. Gordon Snyder           President and Chief Executive         none
                           Officer

William M. Lyons           Executive Vice President and          President
                           Director

Robert T. Jackson          Executive Vice President,             Executive Vice
                           Chief Financial Officer               President and
                           and Chief Accounting Officer          Chief Financial
                                                                 Officer

Kevin Cuccias              Senior Vice President                 none

Joseph Greene              Senior Vice President                 none

Brian Jeter                Senior Vice President                 none

Mark Killen                Senior Vice President                 none

Tom Kmak                   Senior Vice President                 none

Dave Larrabee              Senior Vice President                 none

Barry Mayhew               Senior Vice President                 none

David C. Tucker            Senior Vice President                 Senior Vice
                           and General Counsel                   President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section
31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at 4500 Main Street, Kansas
City, Missouri 64111.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 37 and 1940 Act Amendment
No. 39 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective
Amendment No. 37/Amendment No. 39 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, and State of Missouri, on
the 31st day of January, 2002.

                     AMERICAN CENTURY TARGET MATURITIES TRUST

                     By:  /*/William M. Lyons
                          William M. Lyons
                          President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective
Amendment No. 37/Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                         Date
---------                               -----                         ----
*William M. Lyons                    President and              January 31, 2002
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,     January 31, 2002
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and               January 31, 2002
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                   January 31, 2002
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                   January 31, 2002
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                   January 31, 2002
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                   January 31, 2002
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                   January 31, 2002
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).